File No. 33-53698
                                                     and 811-7322

                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                       ____________________

                             FORM N-1A
                      REGISTRATION STATEMENT
                 UNDER THE SECURITIES ACT OF 1933      [X]

                  Pre-Effective Amendment No. __       [  ]
                     Post-Effective Amendment No. 7       [X]

                              and/or

                      REGISTRATION STATEMENT
             UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

                          Amendment No. 8
                 (Check Appropriate Box or Boxes)
                       ____________________

                       THE CANANDAIGUA FUNDS

        (Exact Name of Registrant as Specified in Charter)

         72 SOUTH MAIN STREET, CANANDAIGUA, NEW YORK 14424
       (Address of Principal Executive Office and Zip Code)

     REGISTRANT'S TELEPHONE NUMBER: 1-800-724-2621 (EXT. 216)
                       ____________________

            Steven H. Swartout, Secretary and Treasurer
                       The Canandaigua Funds
                       72 South Main Street
                    CANANDAIGUA, NEW YORK 14424
              (Name and Address of Agent for Service)

                             Copy to:
                       Thomas P. Young, Esq.
                      Underberg & Kessler LLP
                         1800 Chase Square
                     Rochester, New York 14604

                     (Continued on next page)


APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Amendment becomes effective.

                DECLARATION PURSUANT TO RULE 24F-2

     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant hereby registers an indefinite number or amount of securities under the Securities Act of 1933, as amended.



      It is proposed that this filing will become effective:
                      (Check appropriate box)

          [ X ] Immediately upon filing pursuant to Paragraph (b)
          [   ] On [date] pursuant to Paragraph (b)
          [   ] 60 Days After Filing pursuant to Paragraph (a)(1)
          [   ] On [date] pursuant to Paragraph (a)(1)
          [   ] 75 days after filing pursuant to Paragraph (a)(2)
          [   ] On [date] pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:
          [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  FORM N-1A CROSS REFERENCE SHEET

                              PART A


N-1A  ITEM NO.         DESCRIPTION                       LOCATION (CAPTION)
   Item 1.             Cover Page                        Cover Page
   Item 2.             Synopsis                          Expenses; Prospectus Summary
   Item 3.             Condensed Financial Information   Financial Highlights
   Item 4.             General Description of Registrant Organization     and     Capitalization;
                                                         Investment Objectives and Policies
   Item 5.             Management of the Fund            Management of The Canandaigua Funds
   Item 5A.            Management's  Discussion  of Fund Contained  in  Registrant's  1997 Annual
                       Performance                       Report
   Item 6.             Capital     Stock    and    Other Organization     and     Capitalization;
                       Securities                        Distribution and Tax Information
   Item 7.             Purchase of Securities Being      Your  Fund  Account  -  How  to Purchase
                       Offered                           Shares;  Management  of  The Canandaigua
                                                         Funds; Net Asset Value
   Item 8.             Redemption or Repurchase          Your  Fund Account - How to Sell Shares;
                                                         Net Asset Value
   Item 9.             Pending Legal Proceedings         Not Applicable


CROSS REFERENCE SHEET

   PART B

N-1A ITEM NO.          DESCRIPTION                       LOCATION (CAPTION)
  Item 10              Cover Page                        Cover Page
  Item 11.             Table of Contents                 Table of Contents
  Item 12.             General Information and History   Organization and Capitalization
  Item 13.             Investment     Objectives     and Investment      Restrictions;      Other
                       Policies                          Investment Policies
  Item 14.             Management of the Fund            Management of The Canandaigua Funds
  Item 15.             Control Persons and Principal     Organization    and   Capitalization   -
                       Holders of Securities             Principal Shareholders
  Item 16.             Investment Advisory and Other     Management  of  The  Canandaigua Funds -
                       Services                          Investment Advisor
  Item 17.             Brokerage Allocation and          Portfolio Transactions
                       Other Practices
  Item 18.             Capital     Stock    and    Other Organization and Capitalization
                       Securities
  Item 19.             Purchase,  Redemption and Pricing Net Asset Value
                       of Securities Being Offered
  Item 20.             Tax Status                        Tax Information
  Item 21.             Underwriters                      Management  of  The  Canandaigua Funds -
                                                         Distributor
  Item 22.             Calculation of Performance Data   Performance Information
  Item 23.             Financial Statements              Financial Statements

PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                            PROSPECTUS

                       THE CANANDAIGUA FUNDS

                       72 South Main Street
                   Canandaigua, New York  14424
                   Telephone No.: 1-888-693-9276

     The Canandaigua Funds is registered with the Securities and Exchange Commission ("SEC") as an open-end diversified management investment company. It offers two no-load mutual funds: the Canandaigua Equity Fund ("Equity Fund"), which seeks long term growth of asset values through capital appreciation and dividend income, and the Canandaigua Bond Fund ("Bond Fund"), which seeks to earn a high level of current income with consideration also given to safety of principal. These Funds and their investment objectives are described below. Investors may wish to pursue more than one investment objective by investing in more than one Fund. Investing in the Funds involves various investment risks and there can be no assurance that either Fund will achieve its investment objectives.

     This Prospectus gives you information about The Canandaigua Funds that you should know before investing. Additional information is included in the Statement of Additional Information dated March 10, 1998, as amended or supplemented from time to time, filed with the SEC and incorporated by reference in this Prospectus. For a copy, call 1-888-693-9276, or write to The Canandaigua Funds, c/o ADS Distributors, Inc., 670 Second Street North, Suite A, Safety Harbor, Florida 34695. Also, the SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information as well as other information about The Canandaigua Funds filed electronically with the SEC. KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

     SHARES OF THE CANANDAIGUA FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

       THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
         SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION
               PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                  PROSPECTUS.  ANY REPRESENTATION TO THE
                      CONTRARY IS A CRIMINAL OFFENSE.


          The date of this Prospectus is March 10, 1998

                         TABLE OF CONTENTS

                                                  Page
Expenses..........................................3
Prospectus Summary................................4
Financial Highlights..............................6
Investment Objectives and Policies................9
     Equity Fund..................................9
     Bond Fund...................................10
     Other Investment Policies...................12
Your Fund Account................................13
     How to Purchase Shares......................13
     How to Sell Shares..........................13
Management of The Canandaigua Funds..............15
     Board of Trustees...........................15
     Investment Advisor..........................15
     Distributor.................................16
     Transfer Agent and Administrator............16
     Custodian...................................16
Net Asset Value..................................16
Distribution and Tax Information.................16
Performance Data.................................17
Performance Comparisons..........................18
Organization and Capitalization..................18
Appendix A.......................................19


NO PERSON HAS BEEN AUTHORIZED IN CONNECTION WITH THE OFFERING MADE HEREBY TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, ANY SECURITIES OTHER THAN THE SECURITIES TO WHICH IT RELATES, OR AN OFFER TO OR A SOLICITATION OF ANY PERSON IN ANY JURISDICTION IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.

                             EXPENSES

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases         None
Maximum Deferred Sales Load                     None
Maximum Sales Load Imposed on Reinvested
                Dividends                       None
Redemption Fees                                 None
Exchange Fees                                   None

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets*) for the year ended December 31, 1997:
                                        EQUITY FUND BOND FUND

Management Fees                              1.00%      0.26%
Rule 12b-1 Fees                              0.00%      0.00%
Other Expenses                               0.15%      0.51%
Total Fund Operating Expenses                1.15%**    0.77%**
_____________________
* The maximum annual operating expenses which may be charged is 1.5% of average net assets.
** Based upon expenses incurred in the year ended December 31, 1997, the most recent fiscal year of the Canandaigua National Collective Investment Fund for Qualified Trusts (the "Collective Investment Trust"), the predecessor of The Canandaigua Funds.

Example:

You would pay the following expenses on a $1,000 investment in either the Equity Fund or the Bond Fund, assuming 5% annual return and a maximum of 1.5% annual expense. The expenses would be the same for each time period whether or not redemption occurred at the end of the period:

                    1 YEAR     3 YEARS   5 YEARS   10 YEARS

Expenses:            $15.75    $48.89    $84.33     $184.13


     The Table above is designed to assist you in understanding the direct and indirect costs and expenses that you will bear as a shareholder. The Example above shows the amount of expenses you would pay on a $1,000 investment in either of the Funds. These amounts assume the reinvestment of all dividends and distributions, and payment by the relevant Fund of operating expenses as shown in the Table under Total Fund Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.

                        PROSPECTUS SUMMARY

     The following summary is qualified in its entirety by the more detailed information which appears elsewhere in this Prospectus and in the Statement of Additional Information.

THE CANANDAIGUA FUNDS

     The Canandaigua Funds is a no-load, open-end diversified management investment company, consisting of two diversified mutual funds, registered with the SEC under the Investment Company Act of 1940 ("Investment Company Act"). Each mutual fund represents a separate and distinct series of shares of beneficial interest in The Canandaigua Funds. See "Organization and Capitalization."

INVESTMENT OBJECTIVES

     The Canandaigua Funds offers two no-load mutual funds: the Equity Fund and the Bond Fund. These Funds and their investment objectives are described below. Investing in these Funds involves various investment risks and there can be no assurance that either Fund will achieve its investment objective.

     EQUITY FUND. The Equity Fund seeks long-term growth of asset value through capital appreciation and dividend income, by investing in a diversified group of companies. Primary investment emphasis is on common stocks.

     BOND FUND. The Bond Fund seeks to earn a high level of current income with consideration also given to safety of principal. Investment emphasis is on fixed-income securities, primarily debt securities, such as bonds, notes and debentures, issued by United States corporations, bonds and notes issued or guaranteed by the United States Government or its agencies or instrumentalities and preferred stock of United States corporations.

INVESTMENT ADVISOR

     The Canandaigua Funds, on behalf of the Equity Fund and the Bond Fund, has engaged The Canandaigua National Bank and Trust Company ("Advisor") as investment advisor. The Advisor supervises the portfolio management of each Fund and administers each Fund's business affairs. See "Management of The Canandaigua Funds--Investment Advisor."

RISK FACTORS

     The Equity Fund will invest in securities whose market values will fluctuate daily. Further, it is expected that this Fund will have a dollar weighted volatility somewhat higher than the stock market as a whole.
Although the Advisor will seek to reduce the risks associated with investing in equity securities through diversification, quality criteria and other investment policies, there can be no assurance that the Equity Fund will achieve its objectives. Investors should not consider the Equity Fund to be a complete investment program. See "Equity Fund Risk Factors."

     The value of the Bond Fund's fixed income securities can be expected to vary inversely with changes in prevailing interest rates. In addition, lower-rated securities in which this Fund may invest may be lacking certain protective elements and may be subject to greater investment risk over an extended period. As a result, investment in the Bond Fund should not be considered a complete investment program. See "Bond Fund Risk Factors."

HOW TO PURCHASE SHARES

     You may purchase shares of each Fund at the net asset value next determined after receipt and acceptance of your purchase order. The minimum initial investment in each Fund is $250, except for certain retirement and pension accounts, which have no minimum initial investment requirement. See "Your Fund Account--How to Purchase Shares."

HOW TO SELL SHARES

     You may redeem shares directly from a Fund at the net asset value per share next determined after receipt of your redemption request in proper order. Redemptions may only be made by mail. See "Your Fund Account--How to Sell Shares."

DISTRIBUTION OPTIONS

     Unless you elect to receive income dividends and capital gains in cash, they will be reinvested in additional shares of the respective distributing Fund. Dividend and capital gains distributions, if any, are made at least annually. See "Distribution and Tax Information."

NET ASSET VALUE

     The net asset value per share of each Fund is calculated on each day the New York Stock Exchange is open for trading (normally 4 PM, Eastern time). Call 1-888-693-9276 for the current day's net asset value of either Fund. See "Net Asset Value."

TAXATION

     Each Fund has qualified and has elected or will elect to be treated as a regulated investment company for Federal income tax purposes under Subchapter M of the Internal Revenue Code and intends to continue to qualify for such treatment. See "Distribution and Tax Information."

SHAREHOLDER COMMUNICATION

     Each shareholder will receive annual and semi-annual reports containing financial statements, a statement confirming each share transaction and quarterly transaction statements. Financial statements included in annual reports are audited by the independent certified public accountants of The Canandaigua Funds.



                       FINANCIAL HIGHLIGHTS

     The financial information of selected per share data and ratios/supplemental data for the years ended December 31, 1997, 1996, 1995, 1994 and 1993 and for the period from inception (September 9, 1992) through December 31, 1992 in the table below has been audited in conjunction with the annual audit of the financial statements of the Canandaigua National Collective Investment Fund for Qualified Trusts (the "Collective Investment Trust"), the predecessor of The Canandaigua Funds, by Morga, Jones & Hufsmith P.C., independent auditors. Financial statements for the year ended December 31, 1997 and the independent auditors' report thereon are included in the Statement of Additional Information. These Financial Highlights should be read in conjunction with the financial statements and notes thereto of the Collective Investment Trust as found in the Statement of Additional Information. The information presented is for a share outstanding throughout the periods shown.

               EQUITY FUND

                                                YEAR  ENDED DECEMBER 31,
                        1997        1996           1995           1994           1993           1992(a)
PER SHARE DATA                                                                  (restated)
Net Asset Value,
  Beginning of Period     $16.67     $13.71         $10.89         $10.85         $10.26        (b)

Income from Investment
Operations

Net Investment Income
  (Expense)                  __        0.01           0.04           0.07           0.18        (b)

Net Realized and
  Unrealized Gain (Loss)
  on Investment
  Transactions              2.73       2.95           2.78          (0.03)          0.41        (b)

  Total Income From
  Investment Operations     2.73       2.96           2.82           0.04           0.59        (b)

Distributions (c)

From Net Investment
Income (c)                   NA         NA             NA             NA             NA          NA

From Net Realized Gains
on Investment
Transactions (c)             NA         NA             NA             NA             NA          NA

In Excess of Net
Realized Gains (c)           NA         NA             NA             NA             NA          NA

Total Distributions (c)      NA         NA             NA             NA             NA          NA

Net Asset Value,
End of Period             $19.40     $16.67         $13.71         $10.89         $10.85        $10.26

Total Return (d)           16.38%     21.59%         25.90%          0.37%          5.75%        (b)

RATIOS/SUPPLEMENTAL DATA

Net Assets,
End of Period
(000 omitted)             $17,787     $12,644       $ 8,433        $ 5,777        $ 3,172       $93

Ratio of Operating
Expenses to
Average Net Assets         1.15%       1.12%          1.11%          1.09%          1.18%        (b)

Ratio of Net
Investment Income
to Average
Net Assets                 0.00%        0.03%         0.32%          0.69%          1.70%        (b)

Portfolio Turnover Rate   398.23%      337.27%        375.30%        234.81%        165.68%       (b)

Average Commission
Paid per Investment
Security Traded (e)       $0.1029     $0.1204


___________________________
(a)     For the period from inception (September 9, 1992) through December 31,
1992.

(b)      Insignificant.

(c) Prior to its reorganization into a Delaware business trust on February 9, 1998, participation in the predecessor Collective Investment Trust was limited to qualified retirement accounts such as IRAs and retirement and pension trusts. Consequently, current income earned by such retirement accounts was not distributed but was reinvested for further accumulation of assets for such retirement accounts and was reflected in an increase in net asset value per share. However, as a result of the reorganization, both the Equity Fund and the Bond Fund will now distribute their taxable income to shareholders.


(d) Assumes reinvestment of dividends and capital gains distributions, if any.

(e)  Disclosure  of  average commission paid per share is not required for the periods prior to 1996. Shares traded on a principal basis are excluded. Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold and are not reflected in the funds' statements of operations.

               BOND FUND


                                                        YEAR  ENDED DECEMBER 31,
                        1997          1996           1995           1994           1993          1992 (a)
PER SHARE DATA                                                                   (restated)
Net Asset Value,
Beginning of Period     $12.54        $12.25         $10.01         $10.48         $10.06       (b)

Income (Loss)
from Investment
Operations

Net Investment
Income (c)                0.70          0.62           0.81           0.62           0.42       (b)

Net Realized and
Unrealized Gain (Loss)
on Investment
Transactions              0.29         (0.33)          1.43          (1.09)           -          (b)

Total Income (Loss)
From Investment
Operations                0.99          0.29           2.24          (0.47)          0.42        (b)

Distributions (d)

From Net Investment
Income (d)                NA             NA             NA             NA             NA          NA

From Net Realized
Gains on Investment
Transactions (d)          NA             NA             NA             NA             NA          NA

In Excess of Net
Realized Gains (d)        NA             NA             NA             NA             NA          NA

Total Distributions (d)   NA             NA             NA             NA             NA          NA

Net Asset Value,
End of Period           $13.53        $12.54         $12.25         $10.01         $10.48     $10.06

Total Return (e)          2.23%         2.37%         22.38%         (4.48)%         4.17%     (b)

RATIOS/SUPPLEMENTAL DATA

Net Assets,
End of Period
(000 omitted)             $666           $501           $408           $298           $555      $61

Ratio of Operating
Expenses to
Average Net Assets        0.77%          1.09%          0.89%          0.77%          1.14%     (b)

Ratio of Net Investment
Income to
Average Net Assets        5.38%          5.17%          7.11%          6.16%          4.18%     (b)

Portfolio Turnover Rate   8.44%         30.46%         14.13%         24.45%         62.96%     (b)

Average Commission Paid
per Investment Security
Traded (f)                  (b)            (b)


_____________________
(a)      For the period from inception (September 9, 1992) through December 31,
1992.

(b)      Insignificant.

(c) The investment management fees for the bond portfolio were reduced from 1% to .5% of assets annually from April 1994 through July 1997, and to zero from August 1, 1997 through December 31, 1997, resulting in a per share savings of $.10, $.06, $.06 and $.03 for the years ended December 31, 1997, 1996, 1995 and
1994, respectively. In addition, during the periods presented, administrative expenses of the funds, other than primarily custodial and audit fees, have been assumed by the trustee of the funds.


(d) Prior to its reorganization into a Delaware business trust on February 9, 1998, participation in the predecessor Collective Investment Trust was limited to qualified retirement accounts such as IRAs and retirement and pension trusts. Consequently, current income earned by such retirement accounts was not distributed but was reinvested for further accumulation of assets for such retirement accounts and was reflected in an increase in net asset value per share. However, as a result of the reorganization, both the Equity Fund and the Bond Fund will now distribute their taxable income to shareholders.


(e) Assumes reinvestment of dividends and capital gains distributions, if any.

(f) Disclosure of average commission paid per share is not required for the periods prior to 1996. Average commissions paid were not material in the bond portfolio. Shares traded on a principal basis are excluded. Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold and are not reflected in the funds' statements of operations.


     The 1997 Annual Report to shareholders of the predecessor Collective Investment Trust contains additional performance information that will be made available, without charge, upon request by writing The Canandaigua Funds, c/o American Data Services, Inc., P.O.Box 5536, Hauppauge, New York 11788-0132 or calling 1-888-693-9276.

                INVESTMENT OBJECTIVES AND POLICIES

     Both the Equity Fund and the Bond Fund have their own respective investment objectives and policies. Each Fund's investment objective is fundamental, which means that it may only be changed by a vote of that Fund's shareholders. The investment policies of each Fund described below are non-fundamental, which means that they may be changed by The Canandaigua Funds' Board of Trustees without shareholder approval. The Canandaigua Funds has adopted certain fundamental investment restrictions that are enumerated in detail in the Statement of Additional Information and which may not be changed without shareholder approval.

EQUITY FUND

     The Equity Fund seeks long-term growth of asset values, through capital appreciation and dividend income, by investing in a diversified group of companies. Primary investment emphasis will be on common stocks. At least 65% of the value of the total assets of the Equity Fund will, under normal market conditions, be invested in equity-based securities, which consist of common stocks as well as debt securities and preferred stocks which are convertible into common stocks. Normally, investments of the Equity Fund in cash equivalents will not exceed 35% of its assets. However, when market conditions dictate a temporary "defensive" investment strategy, the Advisor may decide to hold a portion of the Equity Fund, without limitation on amount, in cash equivalents. Such a decision, although not offering the opportunity for capital appreciation, might be deemed prudent to protect net asset values. (See "Investment Objectives and Policies -- Bond Fund," for a definition of "cash equivalents.")

     Equity securities of a company will be selected considering such factors as the sales, growth and profitability prospects for the economic sector and markets in which the company operates and for the products or services it provides; the financial condition of the company and its ability to meet its liabilities and to provide income in the form of dividends; the prevailing price of the security; how that price compares to historical price levels of the securities, to current price levels in the general market, and to the prices of competing companies; projected earnings estimates and earnings growth rate for the company and the relation of those figures to the current price. It is expected that the volatility of the Equity Fund will be slightly greater than that of the stock market as a whole.

     In general, the Equity Fund will not invest in securities that have, in the judgment of the Advisor, a high level of debt as a percentage of their total market capitalization. Ratios such as compound annual growth rate to earnings and sales, market price to current and projected earnings, market price to book value, market price to cash flow, and price to earnings will be considered in selecting securities for the Equity Fund. In addition, factors such as institutional ownership positions and analyst coverage (each in relation to market ratios) will be considered. In order to limit the level of risk, the Equity Fund will be invested in different industries so that the value of its total assets invested in issuers conducting their principal business activities in the same industry ordinarily does not exceed 25% of the Equity Fund at the time of the purchase.

     The Equity Fund will not invest in securities of foreign issuers, but may invest in American Depository Receipts that are traded on a U.S. securities exchange or on The Nasdaq Stock Market<service-mark>.

     The Equity Fund will not invest in puts, calls and other futures contracts.

     EQUITY FUND RISK FACTORS. The Equity Fund will invest in securities whose market values will fluctuate daily. Further, it is expected that this Fund will have a dollar weighted volatility somewhat higher than the stock market as a whole. Although the Advisor will seek to reduce the risks associated with investing in equity securities through diversification, quality criteria, and the other investment policies discussed herein, there can be no assurance that the Equity Fund will achieve its objectives. Because the Equity Fund will participate in the equity markets, it may provide greater potential for capital appreciation and growth of current income over the long term than the Bond Fund. However, the Equity Fund will generally have a more volatile unit value and lower current yield than the Bond Fund.

BOND FUND

     The Bond Fund seeks to earn a high level of current income with consideration also given to safety of principal. Investment emphasis is on fixed-income securities, primarily debt securities, such as bonds, notes and debentures, issued by United States corporations, bonds and notes issued or guaranteed by the United States Government or its agencies or instrumentalities and preferred stock of United States corporations. Debt obligations issued or guaranteed by the United States Government provide greater safety of principal but also generally provide lower current income than debt obligations of corporations. They include issues of the U.S. Treasury such as bills, notes and bonds and issues of agencies and instrumentalities of the U.S. Government which are established under the authorities of an act of Congress. They include securities issued or guaranteed by the Government National Mortgage Association, the Federal National Mortgage Association, the Farmers Home Administration, Federal Farm Credit Banks, Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation and the Student Loan Marketing Association. Some of these securities such as debenture obligations of the Farmers Home Administration and securities of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others such as obligations of the Federal Home Loan Banks are supported by the right of the issuer to borrow from the U.S. Treasury; others such as those of the Federal Farm Credit Banks are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations. Still others such as those of the Student Loan Marketing Association are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to any of the foregoing when not obligated to do so by law. The Bond Fund will invest in debt securities of United States corporations only if at the time of purchase they carry a rating of at least "Baa" from Moody's Investors Services, Inc. or "BBB" from Standard & Poor's Corporation. Debt securities carrying a rating of "Baa" from Moody's Investor Services Inc. or "BBB" from Standard & Poor's Corporation have speculative characteristics. See Appendix A for an explanation of the ratings. A reduction below such rating for any debt security owned will not require disposition of the security. The Bond Fund's investments in securities other than debt of United States corporations and debt obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (e.g., preferred stock and all securities of foreign issuers) will be in those securities which, in the judgment of the Advisor, would be of comparable quality to U.S. securities in which the Bond Fund may invest, i.e., those securities having a rating of "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. This judgment may be based upon such considerations as the issuer's financial strength, including its historic and current financial condition, its historic and projected earnings and its present and anticipated cash flow; the issuer's debt maturity schedules and current and future borrowing requirements; and the issuer's continuing ability to meet its future obligations. At least 65% of the value of the total assets of the Bond Fund will, under normal market conditions, be invested in bonds or debentures.

     The only non-interest paying securities to be held in the Bond Fund will be (a) zero-coupon obligations of corporations, and (b) obligations evidencing ownership of future interest and principal payments on United States Treasury Bonds. Such zero-coupon obligations pay no current interest. Zero-coupon obligations are sold at prices discounted from par value, with that par value to be paid to the holder at maturity. The return on the zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations may be purchased if the Advisor considers the yield spread between these obligations and coupon issues of the United States government and United States corporations to be advantageous, giving consideration to the differing durations of the zero coupon obligations and the coupon issues. The Bond Fund will only purchase zero-coupon obligations if at the time of purchase such investments constitute less than 5% of the value of the Bond Fund's total assets. Various forms of obligations exist to evidence future interest or principal payments on Treasury securities. Typically such obligations take the form of custodial receipts issued pursuant to a custody agreement which evidence ownership of future interest and principal payments on treasury securities deposited with the custodian. The interest and principal payments on the underlying treasury securities are direct obligations of the United States.

     The Bond Fund will not invest in securities of foreign issuers.

     The Bond Fund will not invest in puts, calls or other futures contracts.

     A portion of the Bond Fund may be held in "cash equivalents." Except when the Advisor, as investment manager of the Bond Fund, assumes a temporary defensive position, the Fund's investment in cash equivalents will not exceed 35% of the Fund's total assets. Cash equivalents are short-term, interest-bearing instruments in which funds are invested temporarily pending longer-term investment or in which funds are invested when market conditions dictate a "defensive" investment strategy. The purpose of cash equivalents is to provide income at money market rates while minimizing the risk of decline in value to the maximum extent possible. The instruments may include commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances and United States Treasury Bills.

     The Bond Fund will invest primarily in fixed-income securities with a maturity in excess of one year. However, fixed-income securities can have maturities as long as 30 or more years. The average maturity of securities in the Bond Fund will be based primarily upon the Advisor's expectations for the future course of interest rates and then prevailing price and yield levels in the fixed-income market, and it is expected that the dollar weighted average maturity of the Bond Fund will not exceed ten years. The limitation of the average maturity of the Fund is expected to provide a more stable net asset value than would be the case with a longer term fund.

     BOND FUND RISK FACTORS. Changes in interest rates will cause the value of securities held in the Bond Fund to vary inversely to changes in prevailing interest rates. If, however, a security is held to maturity, no gain or loss will be realized as a result of changes in prevailing rates. The value of these securities will also be affected by general market and economic conditions and by the creditworthiness of the issuer. Fluctuations in value of the Bond Fund's securities will cause net asset value per share to fluctuate. By stressing current yield through fixed-income securities, the Bond Fund may provide greater stability of unit value than the Equity Fund. However, Bond Fund investments should not be expected to appreciate in value to the same extent as funds in the Equity Fund since there will be minimal participation in the general equity markets.

     Because the dollar weighted average maturity of the Bond Fund is not expected to exceed ten years, and because the volatility of the Equity Fund is expected to be slightly greater than for the stock market as a whole, the net asset value of the Bond Fund is likely to be more stable than the net asset value of the Equity Fund. However, assuming that markets are efficient in compensating higher risk with higher return, historical evidence would suggest that a well diversified equity fund with higher than average volatility might produce a higher total return over an extended period than a bond fund having an average maturity of less than ten years.

OTHER INVESTMENT POLICIES

     The following investment policies are NOT fundamental and may be changed by the Board of Trustees of The Canandaigua Funds without shareholder approval.

     Both the Equity Fund and the Bond Fund may enter into repurchase agreements. Under these agreements, a Fund purchases securities from a bank, broker-dealer, savings and loan association or other recognized financial institution with a concurrent obligation of the seller to repurchase them within a specified time at a fixed price (equal to the purchase price plus interest). Repurchase agreements are considered loans under the Investment Company Act. Repurchase agreements maturing in more than seven days will not exceed 10% of the value of the total assets of either Fund. Repurchase agreements will be entered into only for debt obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. Certificated securities must be placed in the physical possession of the custodian of the Fund's assets. Uncertificated securities, such as Treasury Bills and most agency issues, which are recorded by book-entry on the records of the Federal Reserve Banks, must be transferred to the custodian by appropriate entry in the Federal Reserve Bank's records. If the value of the securities purchased should decline below the sales price, additional securities sufficient to make the value of the securities equal to the sales price must be deposited with the custodian. If the seller defaults, the relevant Fund might incur a loss if the value of the securities securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the securities. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization upon the securities by the relevant Fund may be delayed or denied.

     Unless shareholder approval is obtained for a higher limit, both the Equity Fund and the Bond Fund will limit their total respective borrowings to 5% of that Fund's total net assets. Borrowing by either Fund will be done only for temporary purposes, and all borrowings by a Fund will be repaid before additional investments are made by that Fund.

                         YOUR FUND ACCOUNT

HOW TO PURCHASE SHARES

     You can buy shares of either Fund through ADS Distributors, Inc., the distributor ("Distributor") for The Canandaigua Funds by filling out the New Account Application and returning it, along with a check drawn on a U.S. bank and made payable to the Fund in which you are investing, to American Data Services, Inc., P.O.Box 5536, Hauppauge, New York 11788-0132, the Transfer Agent ("Transfer Agent") for the Funds. Shares of each Fund are purchased or sold at the net asset value ("NAV") per share next calculated after a purchase request is received in good order and accepted. Each Fund's net asset value per share is calculated after 4 p.m. each business day that the New York Stock Exchange is open. See "Net Asset Value" for a discussion of how each Fund computes its NAV. The Canandaigua Funds and the Transfer Agent may reject any purchase order. The Funds do not issue share certificates.

     You can open an account in either Fund with a minimum initial investment of $250 and make additional investments of at least $50 at any time. There is no sales charge on purchases or redemptions of shares in either Fund. Each Fund reserves the right to redeem all of the shares of any shareholder, other than a shareholder which is an Individual Retirement Account ("IRA") or other tax-deferred retirement plan, whose account falls below $500 due to redemptions. Each Fund will give shareholders 60 days' prior written notice in which to purchase sufficient additional shares to avoid such redemption. Each Fund reserves the right to waive the minimum for certain retirement and employee savings plans or custodial accounts for the benefit of minors.

     Purchases will be processed at the next net asset value calculated after your purchase order is received and accepted. If your purchase is received by the close of business of the New York Stock Exchange (normally 4:00 p.m. Eastern time), your account will be credited on the day of receipt. If your purchase is received after such time, it will be credited the next business day. Third-party checks will not be honored except in the case of employer sponsored retirement plans. When making a subsequent investment, you should include the detachable stub from your confirmation statement to provide additional information.

     RETIREMENT PLANS. Shares of both Funds are available as an investment for retirement plans, including IRAs, Keogh Plans, corporate pension and profit-sharing plans, Simplified Employee Pension IRAs, 401(k) Plans and 403(b) Plans. Please contact the Transfer Agent, American Data Services, Inc., P.O.Box 5536, Hauppauge, New York 11788-0132 or by calling 1-888-693-9276 to receive the appropriate documents which contain important information and applications.

HOW TO SELL SHARES

     You  can  sell  (redeem)  some  or  all  of your shares by mail on any business day. Your shares will be sold at the next net asset value calculated after your redemption request is received and accepted by the Distributor and your payment will be made by check within seven days. Redemptions may be suspended and payments delayed under certain emergency circumstances as determined by the SEC. The Transfer Agent will reject any redemption request made within 15 days after receipt of the purchase check against which such redemption is requested.

     To sell shares in a Fund, you should send a letter of instruction to the Transfer Agent, American Data Services, Inc., P.O.Box 5536, Hauppauge, New York 11788-0132, that includes your name, account number, the name of the Fund from which you are selling shares, the number of shares or dollar amount you are selling and where you want the money to be sent. The letter must be signed by all registered owners of the account and the signature(s) must be guaranteed. The Transfer Agent will accept a signature guarantee by the following financial institutions: a U.S. bank, trust company, broker, dealer, municipal securities broker or dealer, government securities broker or dealer, credit union which is authorized to provide signature guarantees, national securities exchange, registered securities association or clearing agency.

     RETIREMENT ACCOUNTS. To sell shares in an IRA or other retirement account, please contact the Transfer Agent, American Data Services, Inc., P.O.Box 5536, Hauppauge, New York 11788-0132 or by calling 1-888-693-9276 to request the appropriate distribution form and for additional instructions.

EXCHANGE PRIVILEGE

     Shares in either Fund may be exchanged without cost for shares in the other Fund. To participate in this program, you must contact the Transfer Agent, American Data Services, Inc., P.O.Box 5536, Hauppauge, New York 11788-0132 or by calling 1-888-693-9276 to request the appropriate form to initiate this privilege. Once enrolled, exchanges may be made over the telephone. Telephone exchanges may only be made between accounts registered in the same name, address and taxpayer identification number, and are subject to the requirements for initial and subsequent investments as in effect from time to time. A telephone exchange is a redemption of shares in one Fund and a purchase of shares in the other and is therefore a taxable transaction.

     The Transfer Agent uses procedures designed to confirm that instructions received by telephone are genuine, including requiring certain identifying information prior to acting on such instructions, recording telephone instructions and sending written confirmation of telephone instructions received. To the extent such procedures are reasonably designed to prevent unauthorized or fraudulent instructions and are followed, neither The Canandaigua Funds nor the Transfer Agent is responsible for any loss, expense or cost arising from any such transaction.

     Any exchange will be based on the respective net asset values of the shares involved next computed after receipt of an exchange order. Exchanges are subject to determination by the Transfer Agent that the investment instructions are complete.


                MANAGEMENT OF THE CANANDAIGUA FUNDS

BOARD OF TRUSTEES

     The Canandaigua Funds is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Delaware law. The Statement of Additional Information contains general background information about each Trustee and officer of The Canandaigua Funds.

INVESTMENT ADVISOR

     Subject to the direction of the Board of Trustees, The Canandaigua National Bank and Trust Company, 72 South Main Street, Canandaigua, New York 14424, acts as the Investment Advisor (the "Advisor") to both the Equity Fund and the Bond Fund. The Advisor is a commercial bank offering a wide range of banking services to its customers in the Canandaigua, New York area. As of December 31, 1997, the Advisor had assets of $419 million, loans of $304 million and deposits of $325 million, and provided personal, corporate and institutional investment management services for accounts having an aggregate market value of approximately $358 million.


     Under its Investment Management Agreement with The Canandaigua Funds, the Advisor manages the investment of the assets of each Fund in conformity with the stated objectives and policies of that Fund. It is the responsibility of the Advisor to make investment decisions for each of the Funds and to provide continuous supervision of their investment portfolios. The Advisor makes investment decisions for each Fund, places orders to purchase and sell securities on behalf of each Fund and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. The Advisor provides these services principally through its Investment and Trust Departments.

     PORTFOLIO MANAGERS. Gregory S. MacKay and Robert J. Swartout are the portfolio managers for the Bond Fund and the Equity Fund, respectively, and have been such since the inception of the predecessor Collective Investment Trust. Mr. MacKay is a Senior Vice President of the Advisor and Mr. Swartout is Vice President and Investment Officer of the Advisor. Both Mr. MacKay and Mr. Swartout have been officers of the Advisor for more than the past five years.

     FEES AND EXPENSES OF THE ADVISOR. As compensation for its services, The Canandaigua Funds pays the Advisor a management fee computed daily and paid monthly at the annual rate of 1.00% of the value of the average daily net assets of each Fund. From 1994 through June 1997, the Board of Trustees had approved a reduction of the fee for the Bond Fund to 0.50%, which was further temporarily reduced to 0.00% in July 1997. With respect to the predecessor Collective Investment Trust, the Advisor's fee included not only investment advisory services but fiduciary and administrative services. As a result, the total expenses for the predecessor Collective Investment Trust for all such services was therefore somewhat lower than the total of such expenses for most mutual funds.

     The Canandaigua Funds pays other expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal and auditing costs. More information about the Investment Management Agreement and other expenses paid by The Canandaigua Funds is included in the Statement of Additional Information, which also contains information about its brokerage policies and practices.

DISTRIBUTOR

     ADS Distributors, Inc., 670 Second Street North, Suite A, Safety Harbor, Florida 34695, serves as the Distributor of each Fund's shares. The Distributor is a Florida corporation and is a registered broker-dealer.

TRANSFER AGENT AND ADMINISTRATOR

     Under separate agreements with the Funds, American Data Services, Inc. acts as the Transfer Agent and as the Administrator for each Fund.

CUSTODIAN

     Northern Trust Company acts as custodian of the assets of each Fund.

                          NET ASSET VALUE

     The price of one share of either the Equity Fund or the Bond Fund is its respective "net asset value." For each Fund, its net asset value is computed by adding the value of that Fund's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of each Fund is calculated by the Administrator for each Fund on each day the New York Stock Exchange is open as of the close of business (normally 4:00 p.m. Eastern time).

                 DISTRIBUTION AND TAX INFORMATION

DIVIDENDS AND DISTRIBUTIONS

     In both the Equity Fund and the Bond Fund, dividends and distributions will be automatically reinvested on the payment date in additional shares of that Fund at net asset value, unless an election is made on the New Account Application to have all dividends and/or distributions paid in cash. Dividends are declared and paid at least annually. Distributions of any net realized short-term and long-term capital gains usually will be made annually prior to the close of the fiscal year in which the gains are earned.

TAXES

     Each Fund intends to qualify and elect to be treated each year as a "regulated investment company" for federal income tax purposes. A regulated investment company is not subject to regular income tax on any income or capital gains distributed to its shareholders if it, among other things, distributes at least 90 percent of its investment company taxable income to them within applicable time periods.

     For federal income tax purposes, dividends and distributions are taxable to you whether paid in cash or reinvested in additional shares. You may also be liable for tax on any gain realized upon the redemption of shares in either Fund.

     Shortly after the close of each calendar year, you will receive a statement setting forth the dollar amounts of dividends and any distributions for the prior calendar year and the tax status of the dividends and distributions for federal income tax purposes. You should consult your tax adviser to assess the federal, state and local tax consequences of investing in the Funds. This discussion is not intended to address the tax consequences of an investment by a nonresident alien.

                         PERFORMANCE DATA

     From time to time The Canandaigua Funds may include the average annual total return on the Bond Fund and/or the Equity Fund for various specified time periods in advertisements or information furnished to present or prospective shareholders. Average annual total return is computed in accordance with formulas specified by the SEC.

     Average annual total return quotations for the specified period will be computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on Fund investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

     The Canandaigua Funds also may quote total return and aggregate total return performance data on the Bond Fund or Equity Fund for various specified time periods. Such data will be calculated substantially as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return. Actual annual or annualized total return data generally will be lower than average annual total return data since the average annual rates of return reflect compounding; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time. Total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical $1,000 investment at the beginning of each specified period.

     Total return figures are based on the historical performance of each Fund and are not intended to indicate future performance. The total return on the Bond Fund and the Equity Fund will vary depending on market conditions, the securities comprising that Fund, that Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in each Fund will fluctuate and a shareholder's shares, when redeemed, may be worth more or less than their original cost.

                      PERFORMANCE COMPARISONS

     On occasion, The Canandaigua Funds may compare the performance of the Bond Fund or Equity Fund to that of the Standard & Poor's 500 Composite Stock Price Index, the Value Line Composite Index, the Lehman Brothers Intermediate Government/Corporate Bond Index, the Dow Jones Industrial Average, or other relevant indices, or to data contained in publications such as Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, Forbes, Fortune and CDA Investment Technology, Inc. As with other performance data, performance comparisons should not be considered representative of the relative performance of the Bond Fund or the Equity Fund for any future period.

                  ORGANIZATION AND CAPITALIZATION

     From its inception in 1992 until February 9, 1998, The Canandaigua Funds was organized by the Advisor as a Collective Investment Trust under New York law and the regulations of the U.S. Comptroller of the Currency, participation in which was limited to qualified retirement accounts such as IRAs and retirement and pension trusts. On February 9, 1998, the Collective Investment Trust reorganized as a Delaware business trust. In connection with this reorganization, the name of the Fund was changed from the "Canandaigua National Collective Investment Fund for Qualified Trusts" to "The Canandaigua Funds." The Canandaigua Funds is authorized to issue an unlimited number of shares. The Trustees of The Canandaigua Funds are responsible for the overall management and supervision of its affairs. Each share represents an equal proportionate interest in the Fund to which it relates with each other share in that Fund. Shares entitle their holders to one vote per share. Shares have noncumulative voting rights, do not have preemptive or subscription rights and are transferable. Pursuant to the Investment Company Act, shareholders of each Fund are required to approve the adoption of any investment advisory agreement relating to such Fund and of any changes in fundamental investment restrictions or policies of such Fund. Shares of a Fund will be voted with respect to that Fund only, except for the election of Trustees and the ratification of independent accountants. The Trustees are empowered, without shareholder approval, by The Canandaigua Funds' Declaration of Trust (the "Declaration of Trust") and Bylaws to create additional series of shares and to classify and reclassify any new or existing series of shares into one or more classes.

     As a Delaware business trust, The Canandaigua Funds is not required by law to hold annual shareholder meetings. It may, however, hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take certain other actions as described in the Declaration of Trust.

                            APPENDIX A

Description of Standard & Poor's Corporation's corporate bond ratings of BBB or better:

AAA  -    Bonds rated AAA have the highest rating assigned by S&P to a debt
          obligation.   Capacity  to  pay  interest  and repay principal is
          extremely strong.

AA   -    Bonds rated AA have a very strong capacity to  pay  interest  and repay principal and differ from the highest rated issues only to a small degree.

A    -    Bonds rated  A  have  a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB  -    Bonds rated BBB are regarded  as  having  an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

Description of Moody's Investor Service, Inc.'s corporate bond ratings of Baa or better:

AAA  -    Bonds which  are  rated  Aaa  are  judged to be the best quality.
          They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA   -    Bonds which  are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than Aaa securities.

A    -    Bonds  which  are  rated  A  possess  many  favorable  investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA  -    Bonds  which  are  rated  Baa  are  considered  as  medium  grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                              PART B

                STATEMENT OF ADDITIONAL INFORMATION

                        THE CANANDAIGUA FUNDS

     This Statement of Additional Information sets forth certain additional information about The Canandaigua Funds, an open-end diversified management investment company.

                   _____________________________


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THE INFORMATION HEREIN SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE CANANDAIGUA FUNDS DATED MARCH 10, 1998, A COPY OF WHICH MAY BE OBTAINED FREE OF CHARGE BY WRITING THE FUNDS' DISTRIBUTOR, ADS DISTRIBUTORS, INC., 670 SECOND STREET NORTH, SUITE A, SAFETY HARBOR, FLORIDA 34695, OR BY CALLING 1-888-693-9276.

                          March 10, 1998

                         TABLE OF CONTENTS

                                                  PAGE
The Canandaigua Funds.............................3
Investment Restrictions...........................3
Other Investment Policies.........................5
Management of The Canandaigua Funds...............5
     Trustees and Officers........................5
     Investment Advisor...........................7
     Distributor..................................9
     Transfer Agent and Administrator.............9
     Custodian....................................9
     Code of Ethics..............................10
Net Asset Value..................................10
Performance Information..........................11
Portfolio Transactions...........................12
Tax Information..................................13
Organization and Capitalization..................14
     Principal Shareholders......................15
Independent Accountants..........................16
Index to Financial Statements...................F-1
Report of Independent Accountants...............F-2
Financial Statements and Notes Thereto..........F-3

                       THE CANANDAIGUA FUNDS


     The Canandaigua Funds is registered with the SEC as an open-end diversified management investment company (or mutual fund) consisting of two separate, diversified series: the Canandaigua Equity Fund (the "Equity Fund") and the Canandaigua Bond Fund (the "Bond Fund") (individually referred to as a "Fund" and collectively as the "Funds"). Additional funds may be created by the Trustees from time to time. The Canandaigua National Bank and Trust Company, acts as investment advisor to both Funds.


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of The Canandaigua Funds dated March 10, 1998, as amended or supplemented from time to time. A copy of the Prospectus may be obtained without charge by calling 1-888-693-9276 or by writing to the Funds' Distributor, ADS Distributors, Inc., 670 Second Street North, Suite A, Safety Harbor, Florida 34695.


     The EQUITY FUND seeks long term growth of asset values through capital appreciation and dividend income.

     The BOND FUND seeks to earn a high level of current income with consideration also given to safety of principal.

                      INVESTMENT RESTRICTIONS

     The following investment restrictions are fundamental to both the Equity Fund and the Bond Fund and cannot be changed for either Fund without the approval of the holders of a majority of the outstanding shares of the affected Fund. Under the Investment Company Act of 1940, as amended (the "Investment Company Act"), a "fundamental" policy may not be changed without the vote of a "majority of the outstanding voting securities" of a Fund, which is defined in the Investment Company Act as the lesser of (a) 67% or more of the shares present at a Fund meeting if the holders of more than 50% of the outstanding shares of that Fund are present or represented by proxy or (b) more than 50% of the outstanding shares of that Fund. An investment policy that is not "fundamental" may be changed by vote of a majority of the Board of Trustees of The Canandaigua Funds at any time.

     As a matter of fundamental policy, neither Fund may:

     (a) Purchase securities of any issuer (except securities issued or guaranteed as to principal or interest by the United States Government, its agencies or instrumentalities) if as a result more than 5% of the value of the total assets of that Fund would be invested in the securities of such issuer or both Funds together would own more than 10% of the outstanding voting securities of such issuer (for purposes of this limitation, identification of the "issuer" will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security);

     (b)  Invest in companies for the purpose of exercising control;

     (c) Borrow money except from banks on a temporary basis for extraordinary or emergency purposes, provided that a Fund is required to maintain asset coverage of 300% for all borrowing (except with respect to cash collateral received as a result of portfolio securities lending);

     (d) Pledge, mortgage or hypothecate more than 10% of the total value of its assets;

     (e)  Issue senior securities;

     (f)  Underwrite any issue of securities;

     (g) Purchase or sell real estate or real estate mortgage loans (but this shall not prevent investments in instruments secured by real estate or interests therein or in marketable securities in real estate operations);

     (h) Make loans to other persons, except that either Fund may make time or demand deposits with banks, may purchase bonds, debentures or similar obligations that are publicly distributed, may loan its securities in an amount not in excess of 10% of the total value of its assets and may enter into repurchase agreements as long as repurchase agreements maturing in more than seven days do not exceed 10% of the total value of its assets;

     (i)  Purchase securities on margin or sell securities short;

     (j) Purchase or retain securities of an issuer if the members of The Canandaigua Funds' Board of Trustees, each of whom owns more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer;

     (k)  Purchase or sell commodities or commodity contracts;

     (l) Invest its assets in securities of other investment companies except as part of a merger, consolidation, reorganization or purchase of assets approved by the shareholders of the Fund involved in such transaction;

     (m) Except as may be permitted by clause (k), invest in or sell put, call, straddle or spread options or interests in oil, gas or other mineral exploration or development programs;

     (n) Purchase any securities that would cause more than 25% of the value of that Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry (except that there is no limitation with respect to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities);

     (o) Invest more than 10% of the total value of its assets in nonmarketable securities (including repurchase agreements and time deposits maturing in more than seven days but excluding master demand notes and other securities payable on demand). If through the appreciation of nonmarketable securities, or the depreciation of marketable securities, a Fund has more than 10% of its assets invested in nonmarketable securities, that Fund will reduce its holdings of nonmarketable securities to 10% or less of its total assets as soon as practicable;

     (p) Purchase securities of foreign issuers (except for American Depository Receipts that are traded on a U.S. securities exchange or on The Nasdaq Stock Market<service-mark>); or

     (q)  Purchase puts, calls or engage in other futures contracts.

If a percentage restriction is adhered to at the time of investment, then except as noted in (o) above, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

                     OTHER INVESTMENT POLICIES

     The following investment policies are not fundamental and may be changed by the Board of Trustees of The Canandaigua Funds without the approval of the shareholders of the affected Fund:

     The Funds will not invest in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act") or which are not readily marketable, except for master demand notes, other securities payable upon demand, repurchase agreements and instruments evidencing loans of securities. Such securities may, however, become a part of a Fund's assets through a merger, exchange or recapitalization involving securities already held in a Fund.

     Either Fund may, to the extent consistent with its investment objectives, invest in master demand notes. A master demand note is a facility, typically maintained by a bank, pursuant to which monies are lent on a daily basis to a corporate borrower by a group of purchasers in amounts and at rates negotiated daily. The loan is payable on demand. As with other debt obligations, there is a risk that the borrower will fail to repay the obligation.

                MANAGEMENT OF THE CANANDAIGUA FUNDS

TRUSTEES AND OFFICERS

     Information pertaining to the Trustees, Advisory Trustees and officers of The Canandaigua Funds, including their principal occupations for the last five years, is set forth below.

                                                        Principal
NAME, AGE  AND                                          Occupation(s) During
ADDRESS                 POSITION(S) WITH FUND           PAST FIVE YEARS

Robert N. Coe, 48               Trustee                 President and co-owner,
c/o The Canandaigua Funds                               W.W. Coe & Son, Inc.
72 South Main Street                                    (independentinsurance
Canandaigua, NY 14424                                   agency) Canandaigua,
                                                        New York


Robert J. Craugh, 75     Chairman of the Board          Retired since 1987;
c/o The Canandaigua Funds     of Trustees               prior thereto,
72 South Main Street                                    Senior Vice President-
Canandaigua, NY, 14424                                  Operations,
                                                        Canandaigua National
                                                        Bank and Trust Company,
                                                        Canandaigua, NY

Donald C. Greenhouse, 62        Trustee                 President  and  owner,
c/o The Canandaigua Funds                               Seneca Point
72 South Main Street                                    Associates, Inc.
Canandaigua, NY  14424                                  (business consultants)
                                                        Canandaigua, New York


Steven H. Swartout, 39          Trustee,                Attorney-at-Law,
c/o The Canandaigua Funds   Secretary and Treasurer     Canandaigua, New York
72 South Main Street
Canandaigua, NY 14424


     COMPENSATION OF THE BOARD OF TRUSTEES. Trustees receive $200.00 from The Canandaigua Funds for each Board and Committee meeting attended, together with reimbursement of reasonable expenses incurred.

     For 1997, the Trustees received the following compensation from The Canandaigua Funds: Mr. Coe: $1,000.00; Mr. Craugh: $1,000.00; Mr.
Greenhouse: $600.00; and Mr. Swartout: $200.00. (There were no expense reimbursements necessary for any meetings held during 1997.)

     To comply with certain restrictions applicable to the Advisor under the Glass-Steagall Act ("Glass-Steagall Act"), none of the Trustees or officers of The Canandaigua Funds are directors, officers or employees of the Advisor.

     As permitted by the regulations of the Federal Reserve Board under the Glass-Steagall Act and the Bylaws of The Canandaigua Funds, the Board of Trustees has established an Advisory Board of Trustees. The purpose of the Advisory Board is to advise the Board of Trustees with respect to investment policies and related matters. Members of the Advisory Board are selected for their expertise in investment matters by the Board of Trustees, are appointed by the Board of Trustees, serve for one-year terms, have no vote with respect to any matters, and can be removed by the Board of Trustees at any time.

     Information pertaining to the members of the Advisory Board, including their principal occupations for the last five years, is set forth below.

NAME, AGE  AND                                  Principal Occupation(s) During
ADDRESS                 POSITION(S) WITH FUND   PAST FIVE YEARS


Gregory S. MacKay, 48   Advisory Trustee        Treasurer, Canandaigua National
72 South Main Street                            Corporation (parent holding
Canandaigua, NY 14424                           company of the Advisor) and
                                                Senior Vice President of the
                                                Advisor

Robert J. Swartout, 36  Advisory Trustee        Vice President and Investment
72 South Main Street                            Officer of the Advisor
Canandaigua, NY 14424


     Advisory Trustees receive no compensation from The Canandaigua Funds for their service in such capacity.

INVESTMENT ADVISOR

     The Canandaigua National Bank and Trust Company, 72 South Main Street, Canandaigua, New York 14424 is the Investment Advisor ("Advisor") for each Fund pursuant to an investment advisory agreement (the "Investment Advisory Agreement") that The Canandaigua Funds has entered into with the Advisor on behalf of each Fund.

     The Investment Advisory Agreement provides that the Advisor will provide each Fund with investment research, advice and supervision and will furnish continuously an investment program for that Fund consistent with the investment objectives and policies of that Fund. The Advisor is responsible for the payment of the salaries and expenses of all of its personnel, office rent and the expenses of providing investment advisory, research and statistical data and related clerical expenses.

     Under the terms of the Investment Advisory Agreement, the Advisor manages the investment of the assets of each Fund in conformity with the investment objectives and policies of that Fund. It is the responsibility of the Advisor to make investment decisions for each Fund and to provide continuous supervision of the investment portfolios of each Fund. The Advisor has agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, certain clerical, accounting and bookkeeping services, and certain other services required by each Fund.

     The Advisor pays all expenses incurred by it in connection with acting as investment manager, other than costs (including taxes and brokerage commissions, if any) of securities purchased for the Funds. Expenses incurred by the Advisor in connection with acting as investment advisor include the costs of accounting, data processing, bookkeeping and internal auditing services (other than costs related to shareholder account servicing), and rendering periodic and special reports to the Board of Trustees. The Advisor pays for all employees, office space and facilities required by it to provide services under the Investment Advisory Agreement, except for specific items of expense referred to below.

     Under the terms of the Investment Advisory Agreement, the Advisor is obligated to manage each Fund in accordance with applicable laws and regulations, including the regulations and rulings of the United States Comptroller of the Currency relating to fiduciary powers of national banks. In accordance with these regulations, the Advisor will not invest the Funds' assets in stock or obligations of, or property acquired from, the Advisor, its affiliates or directors, officers or employees or other persons with substantial connections with the Advisor, and assets of the Funds will not be sold or transferred, by loan or otherwise, to the Advisor or persons connected with the Advisor as described above, except that in accordance with applicable regulations of the Comptroller of the Currency, assets of the Funds may be placed in deposits with the Advisor pending investment or distribution.

     For its services under the Investment Advisory Agreement, the Advisor is paid with respect to each Fund a monthly management fee at the annual rate of 1.00% of each Fund's average daily net assets. During the fiscal years ended December 31, 1997, December 31, 1996 and December 31, 1995, the Equity Portfolio of the predecessor Collective Investment Trust paid the Advisor a net total of $162,307, $108,183 and $70,750, respectively, in aggregate advisory fees, which amounted to 1.00%, 1.00% and 0.99%, respectively, of that Fund's average annual net assets for those periods. During the fiscal years ended December 31, 1997, December 31, 1996 and December 31, 1995, the Bond Portfolio of the predecessor Collective Investment Trust paid the Advisor a net total of $1,535, $2,441 and $1,655, respectively, in aggregate advisory fees, which amounted to 0.26%, 0.50% and 0.50%, respectively, of that Fund's average annual net assets for those periods. Beginning in 1994, the Advisor had in effect a reduction from 1.00% to 0.50% of the advisory fee applicable to the Bond Portfolio, which the Trustees temporarily reduced to 0.00% during 1997.

     Except for the expenses described above which have been assumed by the Advisor, all expenses incurred in administration of The Canandaigua Funds will be charged to the Funds or to a particular Fund, as the case may be, including investment management fees; fees and expenses of the Board of
Trustees; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of The Canandaigua Funds and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including subcustodians and securities depositories, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; and insurance premiums. The Canandaigua Funds is also liable for nonrecurring expenses, including litigation to which it may from time to time be a party. Expenses incurred for the operation of a particular Fund including the expenses of communications with its shareholders, are paid by that Fund. Expenses that are general liabilities of The Canandaigua Funds are allocated to the Equity Fund and the Bond Fund in proportion to the total net assets of each Fund.

     OTHER INFORMATION. The Investment Advisory Agreement remains in effect initially for a two year term and continues in effect thereafter only if such continuance is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the Funds (as defined in the Investment Company Act) and, in either case, by a majority of the Trustees who are not interested persons of The Canandaigua Funds or the Advisor. The Investment Advisory Agreement provides that the Advisor shall not be liable to a Fund for any error of judgment by the Advisor or for any loss sustained by the Fund except in the case of the Advisor's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Investment Advisory Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by vote of a majority of the outstanding voting securities of the Funds or by either party upon 60 days' written notice. No person other than the Advisor regularly furnishes advice to the Funds with respect to the desirability of a Fund's investing in, purchasing or selling securities.

DISTRIBUTOR

     ADS Distributors, Inc. (the "Distributor") acts as the principal underwriter and distributor of each Fund's shares and continually offers shares of the Funds pursuant to a distribution agreement approved by the Trustees. The Distributor is a Florida corporation, and a registered broker-dealer. Among its functions, the Distributor approves and accepts new account applications, processes subsequent account purchases and redemptions, and responds to requests for information about the Funds. For its services, the Distributor will receive an annual fee of $22,750, payable monthly, plus reimbursement of expenses.

TRANSFER AGENT AND ADMINISTRATOR

     Under separate agreements, American Data Services, Inc. acts as the Transfer Agent (the "Transfer Agent") and as the Administrator (the "Administrator") for each Fund.

     As Transfer Agent,  American  Data  Services,  Inc.  provides  various recordkeeping services for the Funds, including maintenance of all Fund share ownership books and records, recording of all purchase and redemption orders, acting as dividend disbursing agent, generating transaction confirmation statements and quarterly shareholder statements of account, and distributing periodic reports and updated Fund Prospectuses to all shareholders. The Transfer Agency Agreement has been approved by the Trustees of The Canandaigua Funds.

     In its capacity as Administrator of the Funds, American Data Services, Inc. determines, for each Fund, its daily net asset value per share (see "Net Asset Value" below), calculates all dividend and capital gain distributions, maintains the Funds' corporate books and records, prepares and files required tax returns and reports, and provides general data processing, accounting and bookkeeping services to the Funds.

     The Administrative Services Agreement has been approved by the Trustees of The Canandaigua Funds. This agreement provides that, for each Fund, the Administrator will be paid a monthly fee equal to the greater of:
(1) a sliding scale of $1,500 for a Fund with average net assets of under $5 million to $2,500 for a Fund with average net assets of $20 million or more; or (2) 1/12th of 0.012% (12 basis points) of the average net assets of that Fund for the month.

CUSTODIAN

     Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675, serves as the custodian ("Custodian") of the assets of each Fund. The Custodian holds all securities and other assets of the Funds. The Custodial Agreement with each Fund, which the Trustees have approved, provides for the general duties of the Custodian, permissible use of subcustodians, and book entry systems of account.


CODE OF ETHICS

     The Board of Trustees has determined that the personnel of The Canandaigua Funds may engage in personal trading in compliance with general fiduciary principles which are incorporated into The Canandaigua Fund's Code of Ethics. This Code of Ethics substantially complies in all respects with Rule 17j-1 under the Investment Company Act, with the following exceptions: (1) the disinterested Trustees of The Canandaigua Funds are not required to pre-clear personal securities transactions, and (2) the disinterested Trustees are not provided with information about the portfolio transactions contemplated for a Fund or executed for a Fund for a period of 15 days before and after such transactions.

                          NET ASSET VALUE

     For each Fund, net asset value ("NAV") per share is determined by dividing the total value of that Fund's assets, less any liabilities, by the number of shares of that Fund outstanding.

     The net asset value per share of each Fund is determined by the Administrator as of the close of regular trading on the New York Stock Exchange (normally 4 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day as observed.

     Except for debt securities with remaining maturities of 60 days or less, assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price;
(b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. The Board of Trustees has determined that the values obtained using the procedures described in (c) and (d) represent the fair values of the securities valued by such procedures. All of these prices are obtained by the Administrator from services which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

     Debt securities with remaining maturities of 60 days or less are valued on the basis of amortized cost. Under this method of valuation, the security is initially valued at cost on the date of purchase or, in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity. Thereafter the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security, unless the Trustees determine that amortized cost no longer represents fair value.

     When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. These securities would normally be those which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range. The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

     In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Advisor using methods and procedures reviewed and approved by the Trustees.

     The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of The Canandaigua Funds. Expenses with respect to both Funds are to be allocated in proportion to the total net assets of the respective Funds.

                      PERFORMANCE INFORMATION

     The average annual total return of each Fund is determined for a particular period in accordance with SEC Rule 482 by calculating the actual dollar amount of the investment return on a $1,000 investment in the Fund made at the maximum public offering price (I.E., net asset value) at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the Fund during that period. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

     The average annual total return for the Equity Fund and the Bond Fund of the predecessor Collective Investment Trust for the one-year period and since inception to December 31, 1997, was as follows:
                         Year Ended     Inception* to
FUND                     12/31/97       12/31/97
Equity Fund                16.31%         13.60%
Bond Fund                   7.89%          5.99%
____________
*Inception for both Funds was September 9, 1992

     The performance data quoted represents historical performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

                      PORTFOLIO TRANSACTIONS

     Purchases and sales of securities on a securities exchange are effected by brokers, and the Funds pay a brokerage commission for this service. In transactions on stock exchanges these commissions are negotiated. In the over-the-counter market, securities (e.g., debt securities) are normally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Advisor attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of each Fund on the basis of the broker-dealers' professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

     Although commissions paid on every transaction will, in the judgment of the Advisor, be reasonable in relation to the value of the brokerage services provided, under each Investment Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Advisor may cause a Fund to pay a commission to broker-dealers who provide brokerage and research services to the Advisor for effecting a securities transaction for a Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Advisor determines in good faith that the greater commission is reasonable relative to the value of the brokerage and the research and investment information services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the Funds and to its other clients. Such research and investment information services may include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

     Research provided by brokers is used for the benefit of all of the clients of the Advisor and not solely or necessarily for the benefit of the Funds. The Advisor's investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Advisor as a consideration in the selection of brokers to execute portfolio transactions.

     The investment advisory fees that the Funds pay to the Advisor will not be reduced as a consequence of the Advisor's receipt of brokerage and research services. To the extent a Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount which cannot be presently determined. Such services would be useful and of value to the Adviser in serving both the Funds and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Advisor in carrying out its obligations to the Funds.

     Certain investments may be appropriate for the Funds and also for other clients advised by the Advisor. Investment decisions for the Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. To the extent possible, Fund transactions are traded separately from trades of other clients advised by the Advisor. Occasionally, a particular security may be bought or sold for one or more clients in different amounts. In such event, and to the extent permitted by applicable law and regulations, such transactions will be allocated among the clients in a manner believed to be equitable to each.
Ordinarily, such allocation will be made on the basis of the weighted average price of such transactions effected during a trading day, and if all orders for the same security could be only partially executed during a trading day, then Fund transactions will take precedence over transactions for other clients of the Advisor.

     Securities owned by the Funds may not be purchased from or sold to the Advisor or any affiliated person (as defined in the Investment Company Act) of the Advisor except as may be permitted by the SEC and subject to the rules and regulations of the Comptroller of the Currency. Affiliated persons of the Advisor include its parent corporation, Canandaigua National Corporation, each of their respective subsidiaries, and the officers and directors of any of such entities.

     The aggregate amounts of brokerage commissions paid by the Funds' predecessor collective investment trust for the years ended December 31, 1997, 1996 and 1995 were $200,755, $168,880 and $132,875, respectively.

     As of December 31, 1997, the Bond Fund held the following securities of brokers or dealers, or their parent organizations, with which it regularly conducts business: 30,000 Merrill Lynch & Co. 6.25% bonds due October 15, 2008.

                          TAX INFORMATION

     The following discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. Shareholders should consult their own tax advisors as to the federal, state or local tax consequences of ownership of shares of the Funds in their particular circumstances.

     Each Fund is treated as a separate taxpayer for federal income tax purposes.

     Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If qualified as a regulated investment company, the Fund will pay no federal income taxes on its investment company taxable income (that is, taxable income other than net realized capital gains) and its net realized capital gains that are distributed to shareholders. To qualify under Subchapter M, each Fund must, among other things distribute to its shareholders at least 90% of its taxable net investment income and net realized short-term capital gains. As a regulated investment company, each Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Funds intend under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements.

     In general, any gain or loss on the redemption or exchange of a Fund's shares will be long-term capital gain or loss if held by the shareholder for more than 18 months, mid-term capital gain or loss if held for more than one year but not more than 18 months, and short-term capital gain or loss if held for one year or less. However, if a shareholder receives a distribution taxable as long-term capital gain with respect to a Fund's shares, and redeems or exchanges the shares before holding them for more than six months, any loss on the redemption or exchange up to the amount of the distribution will be treated as a long-term capital loss to the extent of the capital gain distribution. For redemptions or exchanges occurring after December 31, 2000, a holding period of more than five years will entitle the shareholder to a long-term rate that is lower than the normal long-term rate.

     Dividends of a Fund's investment income and distributions of its short-term capital gains will be taxable as ordinary income. Distributions of long-term capital gains (or credited undistributed net capital gains) will be taxable as such at the appropriate rate, regardless of the length of time shares of a Fund have been held. Only dividends that reflect a Fund's income from certain dividend-paying stocks will be eligible for the federal dividends-received deduction for corporate shareholders.

     Provided that a Fund qualifies as a regulated investment company under the Code, such Fund will be exempt from Delaware corporation income tax.

     If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 31 percent "backup withholding tax" with respect to (i) any taxable dividends and distributions and (ii) any proceeds of any redemption of Fund shares.

                  ORGANIZATION AND CAPITALIZATION

     The Canandaigua Funds was initially organized by the Advisor in 1992 as a Collective Investment Trust under New York law and the regulations of the U.S. Comptroller of the Currency, participation in which was limited to qualified retirement accounts such as IRAs and retirement and pension trusts. On February 9, 1998, the Collective Investment Trust was reorganized as a Delaware business trust, pursuant to a Declaration of Trust (the "Declaration of Trust") dated October 31, 1997.

     Unless otherwise required by the Investment Company Act or the Declaration of Trust, The Canandaigua Funds does not intend to hold annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of all outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares entitled to vote. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

     SHAREHOLDER AND TRUSTEE LIABILITY. The Canandaigua Funds is organized as a Delaware business trust, and, under Delaware law, the shareholders of such a trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that none of the Funds will be liable for the debts or obligations of any other Fund. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts in such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of The Canandaigua Funds. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by The Canandaigua Funds or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that The Canandaigua Funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of The Canandaigua Funds and satisfy any judgment thereon. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

PRINCIPAL SHAREHOLDERS

     As of February 27, 1998, no shareholder of record or beneficially owned more than 5% of the outstanding shares of the Equity Fund. As of the same date, the following persons owned more than 5% of the outstanding shares of the Bond Fund:

     Name and Address              Percentage of
     OF OWNER                      BOND FUND*

     Willard B. Becker                   5.8%
     3299 West Lake Road
     Canandaigua, New York 14424

     Albert Kaufman                   6.8%
     152 Thad Chapin Street
     Canandaigua, New York 14424


     Ida Mae Sengle                      6.9%
     18 State Street
     Pittsford, New York 14534



     Esther T. Wilson                    7.9%
     125 Roseland Lane
     Canandaigua, New York 14424


__________________
* Figures shown represent percentage of shares owned both of record and beneficially by the persons indicated.


     As of February 27, 1998, the Trustees, Advisory Trustees and officers of The Canandaigua Funds as a group did not own more than 1% of the outstanding shares of either Fund, either beneficially or of record.


                      INDEPENDENT ACCOUNTANTS

     Morga Jones & Hufsmith, P.C., 25 North Street, Canandaigua, New York 14424, independent public accountants, have been selected to examine the annual financial statements of The Canandaigua Funds and render a report thereon. (The financial statements and notes thereto that follow were prepared for the predecessor Collective Investment Trust for its fiscal year ended December 31, 1997 and were audited by Morga Jones & Hufsmith, P.C., as indicated in their report thereon.)

                        CANANDAIGUA NATIONAL COLLECTIVE
                     INVESTMENT FUND FOR QUALIFIED TRUSTS
                          FINANCIAL STATEMENTS AS OF
                               DECEMBER 31, 1997

                               TABLE OF CONTENTS
                                                                PAGE
Report of Independent Public Accountants                        F-2
Statement of Assets and Liabilities as of December 31, 1997     F-3
Statement of Operations for the Years Ended December 31,
  1997 and 1996                                                 F-4
Statement of Changes in Net Assets for the Year Ended
   December 31, 1997 and 1996                                   F-5
Schedule of Portfolio Investments as of December 31, 1997:
      - Bond Portfolio                                          F-6
      - Equity Portfolio                                        F-8
Notes to Financial Statements                                   F-11
Selected Per-Share Data and Ratios/Supplemental Data            F-15

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors
Canandaigua National Collective Investment
Fund for Qualified Trusts

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Canandaigua National Collective Investment Fund for Qualified Trusts (comprising, respectively, the Bond and Equity portfolios), as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended December 31, 1997 and 1996 and the selected per-share data and ratios/supplemental data for the years ended December 31, 1997, 1996, 1995, 1994 and 1993. These financial statements and per-share data and ratios/supplemental data are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios/supplemental data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios/supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per-share data and ratios/supplemental data referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Canandaigua National Collective Investment Fund for Qualified Trusts as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for the years ended December 1997 and 1996, and the selected per-share data and ratios/supplemental data for the years ended December 31, 1997, 1996, 1995, 1994 and 1993, in conformity with generally accepted accounting principles.


/s/ MORGA JONES & HUFSMITH, P.C.

Canandaigua, New York
January 20, 1998 (except for the matter discussed in Note 5 as to which date is February 9, 1998)

                CANANDAIGUA NATIONAL COLLECTIVE
                INVESTMENT FUND FOR QUALIFIED TRUSTS
                STATEMENT OF ASSETS AND LIABILITIES
                        December 31, 1997

                                                                                Portfolio

                                                                        Bond            Equity          Total


                  ASSETS

INVESTMENT SECURITIES, AT MARKET (bond portfolio cost -
$646,381; equity portfolio cost - $18,669,688)                          $655,713      $17,706,624      $18,362,337

CASH AND CASH EQUIVALENT                                                     862           99,811          100,673

RECEIVABLES FOR:

Dividends and accrued interest                                            10,748            9,770           20,518

Total assets                                                             667,323       17,816,205       18,483,528


                  LIABILITIES


PAYABLES FOR:

Investment management fees                                                    -           (16,175)         (16,175)
Professional fees                                                          (440)          (12,342)         (12,782)
Custodial fees                                                             (407)             (402)            (809)

Total payables/liabilities                                                 (847)          (28,919)         (29,766)

NET ASSETS AT DECEMBER 31, 1997: (equivalent to $13.53
per unit for bond portfolio and $19.40 per unit for equity portfolio, based on 49,250 units and 916,673 units outstanding for bond and
equity portfolios, respectively)                                        $666,476      $17,787,286      $18,453,762

The accompanying notes are an integral part of these financial statements

                        CANANDAIGUA NATIONAL COLLECTIVE
                        INVESTMENT FUND FOR QUALIFIED TRUSTS
                        STATEMENT OF OPERATIONS
                        For the Year Ended December 31, 1997

                                                        Portfolio

                                                Bond               Equity           Total


INVESTMENT INCOME:
Interest income                                 $35,208             $ 10,958       $  46,166
Dividend income                                   1,182              170,375         171,557

Total investment income                          36,390              181,333         217,723


EXPENSES:

Investment management fees                       (1,535)            (162,307)       (163,842)
Custodial fees                                   (2,374)              (2,042)         (4,416)
Professional fees                                  (628)             (19,136)        (19,764)
Total expenses                                   (4,537)            (183,485)       (188,022)

Net investment income (expense)                  31,853               (2,152)         29,701

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:

Net realized gain (loss)                           (107)           3,993,077       3,992,970
Net unrealized gain (loss)                       16,007           (1,742,549)     (1,726,542)

Net realized and unrealized gain on investments  15,900            2,250,528       2,266,428

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                       $47,753           $2,248,376      $2,296,129

The accompanying notes are an integral part of these financial statements

                        CANANDAIGUA NATIONAL COLLECTIVE
                        INVESTMENT FUND FOR QUALIFIED TRUSTS
                        STATEMENT OF CHANGES IN NET ASSETS
                        For the Years Ended December 31, 1997 and 1996

                                                                Portfolio

                                                        Bond            Equity          Total

     FOR THE YEAR ENDED DECEMBER 31, 1997 -
OPERATIONS:
Net investment income (loss)                          $  31,853       $    (2,152)      $   29,701
Net realized gain (loss) on investments                    (107)        3,993,077        3,992,970
Net unrealized gain (loss) on investments                16,007        (1,742,549)      (1,726,542)

Net increase in net assets resulting from operations     47,753         2,248,376        2,296,129

UNIT SHARE TRANSACTIONS:
     Proceeds from units sold (15,383 and
     212,512 units in the bond and
       equity funds, respectively)                      198,015         3,943,645        4,141,660

     Cost of units purchased (6,114 and
     54,499 units in the bond and
       equity funds, respectively)                      (80,559)       (1,048,542)      (1,129,101)

Net increase in net assets resulting from
unit transactions                                       117,456         2,895,103        3,012,559

TOTAL INCREASE IN NET ASSETS                            165,209         5,143,479        5,308,688

NET ASSETS - beginning of year                          501,267        12,643,807       13,145,074

NET ASSETS - end of year                               $666,476      $ 17,787,286      $18,453,762


     FOR THE YEAR ENDED DECEMBER 31, 1996 -

OPERATIONS:
Net investment income                                $   25,101      $    3,487        $    28,588
Net realized gain (loss) on investments                    (789)      1,418,848          1,418,059
Net unrealized gain on investments                      (11,226)        608,639            597,413

Net increase in net assets resulting from operations     13,086       2,030,974          2,044,060

UNIT SHARE TRANSACTIONS:
     Proceeds from units sold (12,951 and
     178,976 units in the bond and
       equity funds, respectively)                      156,277        2,729,159         2,885,436

     Cost of units purchased (6,310 and
     35,580 units in the bond and
       equity funds, respectively)                      (76,541)        (548,895)         (625,436)

Net increase in net assets resulting from
unit transactions                                         79,736       2,180,264         2,260,000

TOTAL INCREASE IN NET ASSETS                              92,822       4,211,238         4,304,060

NET ASSETS - beginning of period                         408,445       8,432,569         8,841,014

NET ASSETS - end of period                              $501,267     $12,643,807       $13,145,074

The accompanying notes are an integral part of these financial statements.

                        CANANDAIGUA NATIONAL COLLECTIVE
                        INVESTMENT FUND FOR QUALIFIED TRUSTS
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                December 31, 1997

                                BOND PORTFOLIO

                                                                Cost                    Market Value
                                                                                                Percentage
                                                                Amount          Amount          of  Net Assets

INVESTMENT SECURITIES:
  U.S. GOVERNMENT NOTES & BONDS -

       25,000 US Treasury Note, 6.125%, March 31, 1998        $  24,991      $  25,039          3.76%
       20,000 US Treasury Note, 6.125%, May 15, 1998             20,047         20,050          3.01%
       25,000 US Treasury Note, 6.250%, August, 31, 2000         24,931         25,328          3.80%
       25,000 US Treasury Note, 6.125%, September 30, 2000       24,983         25,266          3.79%
       30,000 US Treasury Note, 5.500%, December 31, 2000        29,622         29,841          4.48%
       25,000 US Treasury Note, 5.250%, January 31, 2001         24,687         24,695          3.71%
       30,000 US Treasury Note, 6.375%, March 31, 2001           29,946         30,561          4.58%
       30,000 US Treasury Note, 5.875%, November 15, 2005        29,279         30,169          4.53%
       25,000 US Treasury Note, 5.625%, February 15, 2006        24,955         24,735          3.71%
       40,000 US Treasury Note, 6.875%, May 15, 2006             40,104         42,825          6.42%
       30,000 US Treasury Note, 7.000%, July 15, 2006            30,053         32,391          4.86%

        Total U.S. Government Notes & Bonds                     303,598        310,900         46.65%

  CORPORATE BONDS -

    Capital Equipment
     Aerospace & Military Technology
     15,000 Lockheed Martin Corporation, 6.750%,
        March 15, 2003                                           15,900         15,276          2.29%

    Construction
     25,000 Caterpillar Tractor Company, 6.000%, May 1, 2007     23,863         24,079          3.61%

        Total Capital Equipment                                  39,763         39,355          5.90%

    Consumer Goods
     Beverage & Tobacco
     20,000 Coca-Cola Company, 6.000%, July 15, 2003             19,962         20,025          3.01%
     25,000 Anheuser Busch, 6.750%, November 1, 2006             25,143         25,300          3.80%

     Retail
     25,000 Sears Roebuck & Company, 6.250%, January 15, 2004    23,680         24,882          3.73%

     Specialty Chemicals
     25,000 Eastman Chemical Company, 6.375%, January 15, 2004   25,141         25,011          3.75%

        Total Consumer Goods                                     93,926         95,218         14.29%

    Finance
     Banking
     30,000 Citicorp, 6.750%, August 15, 2005                    30,853         30,402          4.56%

    Financial Services
     10,000 Ford Motor Credit Co., 6.850%, August 15, 2000       10,004         10,151          1.53%
     20,000 General Electric Capital Corp. 5.500%,
                November 01, 2001                                19,940         19,559          2.93%
     30,000 Merrill Lynch & Company, Inc. 6.250%,
                October 15, 2008                                 29,681         29,332          4.40%
     20,000 Salomon Inc., 6.750%, August 15, 2003                19,905         20,261          3.04%

        Total Finance                                           110,383        109,705         16.46%

   Services
    Entertainment
     25,000 Walt Disney Co., 5.800%, November 27, 2008           23,200         24,139          3.62%

    Lodging
     25,000 Marriott International, Inc., 6.750%,
                December 15, 2003                                25,017         25,371          3.81%

    Telecommunications
     20,000 Pacific Bell, 6.250%, March 01, 2005                 19,600         19,925          2.99%
     30,000 LCI International, 7.250%, June 15, 2007             30,894         31,100          4.67%

        Total Services                                           98,711        100,535         15.09%

Total Corporate Bonds                                           342,783        344,813         51.74%

TOTAL INVESTMENT SECURITIES                                     646,381        655,713         98.39%

CASH AND CASH EQUIVALENT:

Canandaigua National Bank Collective Fixed Income                   862            862          0.13%

EXCESS OF RECEIVABLES OVER PAYABLES                               9,901          9,901          1.48%

NET ASSETS                                                   $  657,144      $ 666,476        100.00%

The accompanying notes are an integral part of these financial statements.

                        CANANDAIGUA NATIONAL COLLECTIVE
                        INVESTMENT FUND FOR QUALIFIED TRUSTS
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                December 31, 1997

                                EQUITY PORTFOLIO

                                                                       Cost                     Market Value
                                                                                                           Percentage
                                                                       Amount           Amount             of  Net Assets
INVESTMENT SECURITIES:

  COMMON STOCK -

    Capital Equipment
      Electrical & Electronics
        6,000 General Electric Co.                                     $426,620           $440,250              2.48%

      Farm Machinery
        28,000 AGCO Corporation                                         805,215            819,000              4.60%
        10,000 Deere & Company                                          546,645            583,125              3.28%

        Total Capital Equipment                                       1,778,480          1,842,375             10.36%

    Consumer Goods
      Appliances
        8,000 Sunbeam -Oster Company                                    327,438            337,000              1.89%

      Electronics
        15,000 Molex, Inc.                                              475,895            481,875              2.71%

        Total Consumer Goods                                            803,333            818,875              4.60%

    Energy
       Oil and Gas Exploration
        7,000 Cliffs Drilling                                           401,865            349,125              1.96%*
        6,000 Falcon Drilling, Inc.                                     214,015            210,375              1.18%*
        5,000 Schlumberger, LTD                                         415,716            402,500              2.27%

       Utilities
        10,000 AES Corporation                                          392,290            466,250              2.62%*

        Total Energy                                                  1,423,886          1,428,250              8.03%

   Finance
     Banking
       6,000 Chase Manhattan Corporation                                720,222            657,000              3.69%
       1,000 Wells Fargo & Co.                                          334,432            339,437              1.91%

     Credit Card
       20,000 MBNA Corporation                                          529,520            546,250              3.07%

        Total Finance                                                 1,584,174          1,542,687              8.67%

   Manufacturing
     Computers
        12,000 Compaq Computer Corporation                              750,740            677,250              3.81%*

        Total Manufacturing                                             750,740            677,250              3.81%

  Pharmaceutical
     Pharmaceutical
       7,000 American Home Products Corp.                               510,761            535,500              3.01%
       8,500 Merck & Co., Inc.                                          780,958            903,125              5.08%
       6,500 Zeneca Group ADR                                           655,295            702,000              3.95%

        Total Pharmaceutical                                          1,947,014          2,140,625             12.04%

  Semiconductors
     Semiconductors - Capital Equipment
        21,000 Asyst Technologies, Inc.                                 772,081            456,750              2.57%*
        33,000 Credence Systems Corporation                           1,232,807            977,625              5.49%*
        30,000 Integrated Process Equipment Corporation                 649,895            472,500              2.65%*
        15,000 Teradyne, Inc.                                           456,059            480,000              2.70%*
        30,000 Applied Materials                                      1,013,376            903,750              5.08%*
        20,000 PRI Automation, Inc.                                     970,099            577,500              3.25%*

  Semiconductors - Parts Production
        12,000 Vitesse Semiconductor Corporation                        534,178            453,000              2.55%*

        Total Semiconductors                                          5,628,495          4,321,125             24.29%

  Services
    Business & Public Services
        8,000 Paychex, Inc.                                             329,396            405,000              2.28%

    Marketing
        6,000 Catalina Marketing Corporation                            300,620            277,500              1.56%*

    Telecommunications - Network
        40,000 Frontier Corporation                                     781,342            962,500              5.41%
        20,000 MCI Communications                                       843,060            856,250              4.81%
        13,000 LCI International, Inc.                                  373,788            399,750              2.25%*
        25,000 World Communications, Inc.                               821,290            756,250              4.25%*

    Telecommunications - Calling cards
        30,000 Boston Communications Group, Inc.                        364,915            326,250              1.83%*
        30,000 Smartalk Teleservices, Inc.                              650,235            682,500              3.84%*

        Total Telecommunications                                      3,834,630          3,983,500             22.39%

                Total Services                                        4,464,646          4,666,000             26.23%

  Waste Management
    Waste Management
        9,000 US Filter Corporation                                     288,920            269,437              1.52%*

        Total Waste Management                                          288,920            269,437              1.52%


TOTAL INVESTMENT SECURITIES (COMMON STOCK)                           18,669,688         17,706,624             99.55%

CASH AND CASH EQUIVALENT:

        Canandaigua National Bank Collective Equity Fund                 99,811             99,811              0.56%

EXCESS OF PAYABLES OVER RECEIVABLES                                     (19,149)           (19,149)             (.11%)

NET ASSETS                                                          $18,750,350        $17,787,286            100.00%

*Non-income producing securities

The accompanying notes are an integral part of these financial statements.

                        CANANDAIGUA NATIONAL COLLECTIVE
                     INVESTMENT FUND FOR QUALIFIED TRUSTS
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997


(1)   ORGANIZATION

      Canandaigua National Collective Investment Fund for Qualified Trusts (the Collective Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Collective Trust was designed for the investment of retirement funds held in certain qualified trusts. The Collective Trust was formed in
      September, 1992, and consists of a bond portfolio with an investment emphasis in fixed-income securities and an equity portfolio with a primary investment emphasis in common stocks.

      The Canandaigua National Bank and Trust Company (the Company) is the trustee of the Collective Trust (see Note 3).


(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      USE OF ESTIMATES -

      The financial statements have been prepared in conformity with generally accepted accounting principles and as such include amounts based on informed estimates and judgments of management with consideration given to materiality. Actual results could differ from those estimates.

      CASH AND CASH EQUIVALENTS -

      Interest bearing cash accounts are considered cash equivalents.

      VALUATION OF INVESTMENT SECURITIES AND INCOME RECOGNITION -

      Investments consist of debt and equity investment securities of the United States (U.S.) government and of corporations whose securities are traded on recognized U.S. securities exchanges. Investment securities are stated at fair value as determined by market value based upon closing sales prices reported on recognized securities exchanges on the last business day of the year or, for listed securities having no sales reported and for unlisted securities, upon last reported bid prices on that date. The market value of investment securities is subject to daily fluctuations. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Collective Trust if acquired within 60 days of maturity or, if already held by the Collective Trust on the 60th day, based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Supervisory Committee of the Collective Trust.

      The fair value of receivables for sale of investments and payables for purchase of investments are based on fair values as of the date of sale or purchase of the investment security.

      The fair value of individual investment securities  held  at December 31,
      1997   are   disclosed   in   the  accompanying  Schedules  of  Portfolio
      Investments.

      As is customary in the industry, securities transactions are accounted for on the date the securities are purchased or sold. Interest income is reported on the accrual basis. Dividend income is recorded on the ex-dividend date.

                        CANANDAIGUA NATIONAL COLLECTIVE
                     INVESTMENT FUND FOR QUALIFIED TRUSTS
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997


(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      INCOME TAXES -

      It is the policy of the Collective Trust to comply with applicable requirements of the Internal Revenue Code. The Collective Trust is exempt from Federal income tax under Section 408 (e) of the Internal Revenue Code with respect to interests in the Collective Trust which are attributable to individual retirement trust accounts maintained in conformity with Section 408 (e) of the Internal Revenue Code, and exempt from Federal income tax under Section 501 (a) of the Internal Revenue Code with respect to interests in the Collective Trust which are attributable to pension or profit-sharing trusts (including those benefiting self-employed individuals) maintained in conformity with
      Section 401 (a) of the Internal Revenue Code. The Collective Trust is also not subject to taxation in New York State. For Federal income tax purposes, income earned by the Collective Trust is not taxable to participating trusts or participants until a participant receives a distribution from the Collective Trust. Withdrawals from the Collective Trust which are paid to participating trusts can be made at any time by participating trusts without penalty and without the amount withdrawn being subject to Federal income tax. There are no significant differences in financial and tax accounting methods of the Collective Trust.

      VALUATION OF SHARE UNITS -

      The Declaration of Trust provides that the Collective Trust may issue an unlimited number of units of beneficial interest without par value. Currently, the Collective Trust is offering units in a bond and a stock portfolio. The unit shares are voting, non-assessable, and have no preemptive rights or preferences as to conversion, exchange, dividends or retirement. At December 31, 1997, the majority of unit holders are located in New York State. The net asset value per unit of each portfolio is determined by dividing the total value of the portfolio's net assets by the number of outstanding units of the portfolio. The net asset values per unit in the accompanying financial statements were calculated in consideration of all purchases and sales transacted during the periods. Unit purchases are recorded when an investor's request for a unit purchase is accepted and unit distributions are recorded when an investor's request for distribution is received. Accordingly, any accepted unit purchase obligations for which cash has not yet been received are reflected as sale of fund's units and any approved distribution requests for which cash has not yet been disbursed are reflected as repurchases of fund's units in the statements of assets and liabilities.


(3)   AGREEMENTS

      The Company is the trustee of the Collective Trust under a Declaration of Trust. The portfolio investment managers of the Collective Trust are also officers of the Company. Subject to the direction of the Supervisory Committee of the Collective Trust, which performs the duties and undertakes the responsibilities of the Board of Directors of an investment company, the Company manages all of the business and affairs of the Collective Trust.

      The Collective Trust has entered into an Investment Management Agreement with the Company. Under the terms of the agreement, the Company will manage the investment of the assets of each retirement portfolio in conformity with the stated objectives and policies of that portfolio. For these services, the Collective Trust will and has paid investment management fees to the Company, at the rate of 1% of assets annually of each portfolio. In April 1994, however, the Supervisory Committee authorized a temporary reduction of this fee for the bond portfolio to .5%. On July 9, 1997, the Supervisory Committee authorized a temporary suspension, effective August 1, 1997, in the total investment management fee it pays for the bond portfolio. These rate reductions resulted in savings to the bond portfolio of $4,391 for the year ended December 31, 1997.

                        CANANDAIGUA NATIONAL COLLECTIVE
                     INVESTMENT FUND FOR QUALIFIED TRUSTS
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997



(3)   AGREEMENTS (continued)

      In addition, the Company has historically assumed expenses, other than primarily custodial and audit, incurred in the administration of the Collective Trust. During 1997, the Company also assumed approximately $5,000 of audit fees related to the reorganization of the Trust. The Company will, if applicable, reimburse the Collective Trust for the amount by which the expenses exceed the lower of (1) 1.5% of the average daily value of the Collective Trust's net assets during its fiscal year or (2) the most restrictive expense limitation applicable to the Collective Trust imposed by the securities laws of any state in which the units of the Collective Trust are sold.

      The Northern Trust Company acts as custodian of the assets of the Collective Trust. Custodial fees paid by the Collective Trust are based on an agreed fee schedule for asset holdings and transactions.

      The Collective Trust has entered into an accounting service agreement with American Data Services, Inc., for a three year period beginning January 1, 1996. Fees are based on monthly average net assets per portfolio. The agreement calls for an annual increase in fees based on a defined increase in the Consumer Price Index for the Northeast region of the United States of America. These fees, $24,010 for the year ended December 31, 1997, have historically been paid by the Company.


(4)   OTHER DISCLOSURES

      INVESTMENT SECURITIES PURCHASES AND SALES -

      During the year ended December 31, 1997, purchases and sales of investment securities, excluding cash and cash equivalent, amounted to the following:

                                     PORTFOLIO
                             BOND                EQUITY
Purchases                  $  212,501            $ 66,756,941
Sales                      $   49,532            $ 63,720,323

      Purchases and sales of government securities included in the bond portfolio amounts were $84,384 and $15,000, respectively. All other purchases and sales in the bond and equity portfolios were of investment securities, excluding government securities. Transaction fees paid in 1997 to the Company and The Northern Trust Company in the amount of approximately $4,700 and $3,800, respectively, were recorded as an adjustment to the basis of the related securities in the amount of approximately $8,200 in the equity portfolio and $300 in the bond portfolio.

                        CANANDAIGUA NATIONAL COLLECTIVE
                     INVESTMENT FUND FOR QUALIFIED TRUSTS
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997


(4)   OTHER DISCLOSURES (continued)

      UNREALIZED GAINS (LOSSES) ON INVESTMENTS -

      As of December 31, 1997, gross unrealized gains (losses) on investments with a cost of $646,381 in the bond portfolio and $18,669,688 in the equity portfolio are as follows:
                                                       PORTFOLIO
                                                BOND               EQUITY
      Gross unrealized gains               $    11,487         $   720,863
      Gross unrealized (losses)                 (2,155)         (1,683,927)
          Net unrealized gain (loss)       $     9,332         $  (963,064)

(5)   SUBSEQUENT EVENT

      Effective February 9, 1998, the Trust was reorganized on a tax free basis from a collective investment trust to a Delaware business trust. Among other things, this change in form will enable the Trust to expand its unit holders from certain qualified trusts to the general public. It is intended that the Trust will operate as a qualified regulated investment company, distributing any of its taxable income within prescribed times so that the Trust will continue to not be subject to income taxes.

CANANDAIGUA NATIONAL COLLECTIVE
INVESTMENT FUND FOR QUALIFIED TRUSTS
SELECTED PER-SHARE DATA AND RATIOS/SUPPLEMENTAL DATA

                                                                                Bond Portfolio

                                                                           For the Years Ended December 31
                                                       1997           1996            1995            1994            1993
PER-SHARE DATA:                                                                                                       (Restated)
(For a share outstanding throughout each period)
  Net Asset Value, beginning of period                  $12.54        $12.25           $10.01          $10.48         $10.06
  Income (Loss) From Investment Operations -
    Net investment income (a)                             0.70          0.62             0.81            0.62           0.42
    Net realized and unrealized gain (loss)
      on investments                                      0.29         (0.33)            1.43           (1.09)             -
    Total income (loss) from investment operations        0.99          0.29             2.24           (0.47)          0.42
  Net Asset Value, end of period                        $13.53        $12.54           $12.25          $10.01         $10.48
  Total Return (b)                                        7.89%         2.37%           22.38%          (4.48%)         4.17%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000 omitted)               $  666         $ 501           $ 408           $  298         $  555
  Ratio of Expenses to Average Net Assets                 0.77%         1.09%            0.89%           0.77%          1.14%
  Ratio of Net Investment Income to Average
    Net Assets                                            5.38%         5.17%            7.11%           6.16%          4.18%
  Portfolio Turnover Rate                                 8.44%        30.46%           14.13%          24.45%         62.96%


                                                                               Equity Portfolio

                                                                      For the Years Ended December 31
                                                       1997           1996            1995            1994            1993
PER-SHARE DATA:                                                                                                       (Restated)
 (For a share outstanding throughout each period)
  Net Asset Value, beginning of period                  $16.67         $13.71          $10.89          $10.85         $10.26
  Income (Loss) From Investment Operations -
    Net investment income (expense) (a)                     -            0.01            0.04            0.07           0.18
    Net realized and unrealized gain (loss)
      on investments                                      2.73           2.95            2.78           (0.03)          0.41
    Total income from investment operations               2.73           2.96            2.82            0.04           0.59
  Net Asset Value, end of period                        $19.40         $16.67          $13.71          $10.89         $10.85
  Total Return (b)                                       16.38%        21.59%           25.90%           0.37%          5.75%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000 omitted)               $17,787       $12,644          $8,433          $5,777         $3,172
  Ratio of Expenses to Average Net Assets                  1.15%         1.12%           1.11%           1.09%          1.18%
  Ratio of Net Investment Income (Expense)
        to Average Net Assets                              0.00%         0.03%           0.32%           0.69%          1.70%
  Portfolio Turnover Rate                                398.23%       337.27%         375.30%         234.81%        165.68%
  Average Commission Rate Paid (c)                      $0.1029       $0.1204

(a) The investment management fees for the bond portfolio were reduced from 1% to .5% of assets annually from April, 1994 through July, 1997 and to zero from August 1, 1997 through December 31, 1997, resulting in a per share savings of $.10 , $.06, $.06 and $.03 for the years ended December 31, 1997, 1996, 1995 and 1994, respectively. In addition, during the periods presented, administrative expenses of the funds, other than primarily custodial and audit fees, have been assumed by the trustee of the funds.

(b) Assumes reinvestment of dividends and capital gains distribution, if any.

(c)    Disclosure of average commissions paid per share is not required for
the periods prior to 1996.   Average commissions paid were not
material in the bond portfolio. Shares traded on a principal basis are excluded. Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold and are not reflected in the funds' statements of operations.




                              PART C

                         OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

     (a)  FINANCIAL STATEMENTS:

          Included in Prospectus:
               None

          Included in Statement of Additional Information:

          Independent Auditors' Report
          Statement of Assets and Liabilities - December 31, 1997
          Statement of Operations for the year ended December 31, 1997 Statement of Changes in Net Assets for the years ended December
                31, 1997 and 1996
          Schedule of Portfolio Investments as of December 31, 1997
               Bond Portfolio
               Equity Portfolio
          Notes to Financial Statements
          Selected Per-Share Data and Ratios/Supplemental Data

     (b)  EXHIBITS:

 EXHIBIT
 NUMBER                      DOCUMENT

1            Declaration of Trust Dated October 31, 1997*
2            Bylaws of Registrant*
3            None
4            Establishment   and   Designation   of  Series  of  Shares  of
                Beneficial Interest, Par Value $.001 per share, dated October 31, 1997*
5            Investment Advisory Agreement with Canandaigua  National  Bank and Trust Company for the Equity Fund and the Bond Fund, dated
             October 31, 1997*
6            Distribution    Agreement    between    Registrant   and   ADS
                Distributors, Inc.*
7            None
8.1          Equity   Fund  Custodian  Agreement  between  Registrant   and
                Northern Trust Company*

 EXHIBIT
 NUMBER                      DOCUMENT

8.2          Bond Fund  Custodian Agreement between Registrant and Northern
                Trust Company*
9.1          Transfer Agency Agreement between Registrant and American Data
                Services, Inc.*
9.2          Administrative   Service   Agreement  between  Registrant  and
                American Data Services, Inc.*
10           Opinion and Consent of Underberg & Kessler LLP*

11           Consent of Morga Jones & Hufsmith, P.C.**
12           None
13           None
14           None
15           None
16           Schedule of Computation of Performance Quotations*

17(27)       Financial Data Schedule (filed  only with EDGAR submission per
                Reg. S-K, rule 601(c)(1)(v)**
18           None
__________________________

*Previously filed with and incorporated by reference to Post-Effective Amendment No. 6 filed on December 8, 1997.
**Filed herewith.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

     As of February 27, 1998, the number of unitholders for each retirement Fund was as follows:

     Bond Fund:       90
     Equity Fund:  1,059


ITEM 27.  INDEMNIFICATION.

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     The Declaration of Trust provides with regard to indemnification that:

     A. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Trust) by reason of the fact that he/she is or was a Trustee, employee or officer of the Trust or is or was serving at the request of the Trust as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him/her in connection with such action, suit or proceeding if he/she acted in good faith and in a manner he/she reasonably believed to be in, or not opposed to, the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his/her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he/she reasonably believed to be in, or not opposed to, the best interests of the Trust, or, with respect to any criminal action or proceedings, that he/she had reasonable cause to believe that his/her conduct was unlawful.

     B. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that he/she is or was a Trustee, employee or officer of the Trust or is or was serving at the request of the Trust as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees) actually and reasonably incurred by him/her in connection with the defense or settlement of such action or suit if he/she acted in good faith and in a manner he/she reasonably believed to be in, or not opposed to, the best interests of the Trust, EXCEPT, however, that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his/her duty to the Trust unless and only to the extent that an appropriate court shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

     C. To the extent that a Trustee, employee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections A or B above in defense of any claim, issue or matter therein, he/she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him/her in connection therewith.

     D. Except as provided in subsection C above, any indemnification under subsection A or B of this Section (unless ordered by a court) shall be made by the Trust only as permitted under any applicable provisions of Title I of the Employee Retirement Income Security Act of 1974, as amended, and as authorized in the specific case upon a determination that indemnification of a Trustee, employee or officer is proper in the circumstances because he/she has met the applicable standard of conduct set forth in subsection A, B or H. Such determination shall be made (1) by the Trustees by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or, even if such a quorum is obtainable and such quorum so directs, by independent legal counsel in a written opinion.

     E. Expenses (including attorneys' fees) incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding as authorized by the Trustees upon receipt of an undertaking by or on behalf of the Trustee, employee or officer to repay such amount unless it shall ultimately be determined that he/she is entitled to be indemnified by the Trust as authorized in this Section; provided that such an undertaking must be secured by a surety bond or other suitable insurance.

     F. The indemnification provided by this Section shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any rule, agreement, vote of the Shareholders or disinterested Trustees or otherwise, both as to actions in his/her official capacity and as to actions in any capacity while holding such office, and shall continue as to a person who has ceased to be a Trustee, employee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

     G. The Trust may purchase and maintain insurance on behalf of any person who is or was a Trustee, employee or officer of the Trust, or is or was serving at the request of the Trust as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise against any liability asserted against him/her and incurred by him/her in any such capacity, or arising out of his/her status as such; provided, however, that the Trust shall not purchase or maintain any such insurance in contravention of any applicable provision of Title I of the Employee Retirement Income Security Act of 1974, as amended.

     H. Anything to the contrary in the foregoing subsections A through G notwithstanding, no Trustee, employee or officer of the Trust shall be indemnified against any liability to the Trust or the Shareholders to which he/she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his/her office, and no Trustee, employee or officer of the Trust shall be indemnified in any other case in which the 1940 Act would restrict or prohibit such indemnification.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

     The business of The Canandaigua National Bank and Trust Company is summarized under "Management of The Canandaigua Funds - Investment Advisor" in the Statement of Additional Information constituting Part B of this Registration Statement, which summary is incorporated herein by reference.

     The following are, for the investment adviser, the directors and senior officers who are or have been, at any time during the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee and a description of such business, profession, vocation or employment of a substantial nature and, if engaged in the capacity of director, officer, employee, partner or trustee, the name and principal business address of the company with which the person specified is so connected and the nature of such connection:

                                                                   OTHER BUSINESS,
                                   POSITION WITH                    PROFESSION OR
       NAME                           ADVISOR                         VOCATION
George W. Hamlin, IV           President, Chief Executive       President and
                               Officer, Trust Officer           Director of Canandaigua National
                               and Director                     Corporation (parent holding
                                                                company of the Advisor) ("CNC")

Patricia A. Boland             Director                         Executive Director,
                                                                Granger Homestead;
                                                                Director of CNC

Daniel P. Fuller               Director                         Owner, Bristol Mountain Ski
                                                                Resort

David Hamlin, Jr.              Director                         Farmer, Director of CNC

Frank H. Hamlin                Director                         President, Sonnenberg Gardens,
                                                                Director of CNC

Stephen D. Hamlin              Director                         President, Draper Development
                                                                Corp.;  Director of CNC

Paul R. Kellogg                Director                         Retired; Director of CNC

Eldred M. Sale                 Director                         Retired; Director of CNC

Robert G. Sheridan             Senior Vice President,           Secretary and Director of CNC
                               Cashier and Director

Caroline C. Shipley            Director                         Educator and Area II Director,
                                                                New York State School Board
                                                                Association; Director of CNC

Alan J. Stone                  Director and Chairman of the     Managing Partner, Stone
                               Board                            Properties; Director of CNC

ITEM 29.  PRINCIPAL UNDERWRITERS.

     (a) As of the date hereof, in addition to acting as Distributor for the Funds, ADS Distributors, Inc. acts as a principal underwriter, depositor or investment advisor for the America Asia Allocation Fund.

     (b) The information required by this item with respect to each director, officer and partner of ADS Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by ADS Distributors, Inc. under the Securities Exchange Act of 1934 (SEC File Number 8-49995).

     (c)  Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

     Certain accounts, books  and  records  required  to  be  maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of the Registrant or The Canandaigua National Bank and Trust Company, each of which is 72 South Main Street, Canandaigua, New York 14424; ADS Distributors, Inc. and/or American Data Services, Inc., both with an address of P.O. Box 5536, Hauppauge, New York 11788-0132. Records relating to the duties of the Registrant's custodian are maintained by Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675.

ITEM 31.  MANAGEMENT SERVICES.

     Not applicable.

ITEM 32.  UNDERTAKINGS.

     (a)  Not applicable.
     (b)  Not applicable.
     (c) The Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders, upon request and without charge.

                         POWER OF ATTORNEY

     Registrant and each person whose signature appears below hereby appoint Steven H. Swartout as attorney-in-fact with full power of substitution, to execute in their name and on behalf of the Registrant and each such person, individually and in each capacity stated below, one or more amendments (including post-effective amendments) to this Registration Statement as the attorney-in-fact acting on the premise shall from time to time deem appropriate and to file any such amendment to this Registration Statement with the Securities and Exchange Commission.

                            SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Canandaigua, New York on the 10th day of March, 1998.

                              THE CANANDAIGUA FUNDS


                              By:      /S/ STEVEN  H. SWARTOUT
                                Steven   H.   Swartout,  Secretary   and
                                  Treasurer

     Pursuant to the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                     TITLE               DATE


Robert N. Coe*                Trustee        March 10, 1998
Robert N. Coe


Robert J. Craugh*             Trustee        March 10, 1998
Robert J. Craugh


Donald C. Greenhouse*         Trustee        March 10, 1998
Donald C. Greenhouse


/S/ STEVEN H. SWARTOUT        Trustee        March 10, 1998
Steven H. Swartout

*By: /S/ STEVEN H. SWARTOUT
     Steven H. Swartout, as Attorney-in-Fact

                           EXHIBIT INDEX

Exhibit
NUMBER              DESCRIPTION              LOCATION

99.B1     Declaration of Trust Dated
          October 31, 1997*

99.B2     Bylaws of Registrant*

99.B4     Establishment and Designation of Series
          of Shares of Beneficial Interest, Par Value
          $.001 per share, dated October 31, 1997*

99.B5     Investment Advisory Agreement with
          Canandaigua National Bank and Trust
          Company for the Equity Fund and
          Bond Fund*

99.B6 Distribution Agreement between Registrant and ADS Distributors, Inc.*

99.B8.1   Equity Fund Custodian Agreement between Registrant and
          Northern Trust Company*

99.B8.2   Bond Fund Custodian Agreement between Registrant and
          Northern Trust Company*

99.B9.1 Transfer Agency Agreement between Registrant and American Data Services, Inc.*

99.B9.2   Administrative Service Agreement between
          Registrant and American Data Services, Inc.*

99.B10    Opinion and Consent of Underberg & Kessler LLP*

99.B11    Consent of Morga Jones & Hufsmith, P.C.**

99.B16    Schedule of Computation of Performance
          Quotations*

27        Financial Data ScheduleS **                   Filed only with EDGAR
                                                        submission per Reg.
                                                        S-K, rule 601(c)(1)(v)

__________________________
* Previously filed with and incorporated by reference to Post-Effective Amendment No. 6 filed on December 8, 1997.
**  Filed herewith